[LOGO] ARK FUNDS    SEMI-ANNUAL REPORT OCTOBER 31, 1996

[LOGO]

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         TABLE OF CONTENTS


         LETTER TO SHAREHOLDERS                                                1
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         ECONOMIC OVERVIEW                                                     2
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         STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS                       3
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         STATEMENT OF ASSETS AND LIABILITIES                                  25
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         STATEMENT OF OPERATIONS                                              26
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         STATEMENT OF CHANGES IN NET ASSETS                                   28
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         FINANCIAL HIGHLIGHTS                                                 30
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         NOTES TO FINANCIAL STATEMENTS                                        32
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the ARK Funds. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus for each of the Portfolios included. Shares in the Portfolios are not deposits or obligations of, or guaranteed or endorsed by The First National Bank of Maryland or any depositary institution, are not insured by the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other government agency. Investing in the shares involves investment risks including the possible loss of principal amount invested.

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                                                                OCTOBER 31, 1996


                                                          LETTER TO SHAREHOLDERS

DEAR ARK FUNDS SHAREHOLDER:

         We are pleased to provide you with the ARK Funds Semi-Annual Report for the period ending October 31, 1996. This year has already proved to be an exciting one for ARK Funds as we approach $3 billion in assets and our fund family continues to grow.
         New product introductions for this year include the launch of the Retail Class of the Short-Term Treasury, Special Equity, Blue Chip Equity and the International Equity Portfolios. Our November conversion of six common trust funds into ARK Funds will also substantially enhance our portfolio lineup. These new ARK portfolios include the Maryland Tax-Free, Pennsylvania Tax-Free, Intermediate Fixed Income, Equity Income, Mid-Cap Equity and Stock Portfolios and will be available initially in the Institutional Class.
         This year we also introduced The ARK Funds Review, our quarterly investment newsletter for retail shareholders in which we will provide helpful tips about investing, educational articles and information on new products and services available from ARK Funds. In addition, we are looking forward to the introduction of the ARK Funds Phoneline, our new automated information line that will provide prices, yields and returns for the Retail Class ARK Funds 24 hours a day via a touch-tone phone.
         We at ARK Funds would like to take this opportunity to thank you for choosing ARK Funds as a means to meet your investment needs. We will continue to grow the ARK Funds family with the goal of providing a wide range of products to meet the needs of both institutional and retail investors. We look forward to helping you to meet your financial goals in the years ahead.


         /S/WILLIAM H. COWIE, JR.
         WILLIAM H. COWIE, JR.
         CHAIRMAN
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ECONOMIC OVERVIEW


         As we enter the final weeks of 1996, the U.S. economy continues to move at a moderate pace. Gross domestic product numbers appear to be a replay of 1995, with overall economic growth expected to come in at an acceptable rate of 2.6%. Unemployment, at 5.2%, remains near a six-year low, and inflation has held steady at just under 3% as measured by the Consumer Price Index.
         Completing six years of economic expansion does give cause for some concern (the average is 4+ years), but at this juncture, we have no reason to believe that the growth will end in 1997. In fact, we estimate GDP growth of about 2.5% for full year '97, which would be a slightly slower rate of growth from 1996, and would fall within the Fed's estimate of non-inflationary growth potential. Our only inflationary concern is wage pressure, which could also have an impact on corporate profits.
         1996 has been a very rewarding year for investors in U.S. equities, especially for those who owned stocks of large, well-established, multinational companies. Domestic fixed income investors, however, experienced a difficult year, as nagging inflation fears caused interest rates to rise, depressing bond prices.
         Looking ahead to 1997, we believe that a continuation of modest economic growth, restrained inflation and reasonable interest rates should provide a solid underpinning for the financial markets, although certainly periodic setbacks are to be expected.



         /S/JENNIFER W. LAMBDIN, CFA
         JENNIFER W. LAMBDIN, CFA
         CHIEF INVESTMENT OFFICER
         FIRST NATIONAL BANK OF MARYLAND

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         2


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                                                                OCTOBER 31, 1996


STATEMENT OF NET ASSETS (UNAUDITED)

ARK FUNDS: U.S. TREASURY MONEY MARKET PORTFOLIO

A Pie chart depicting percentage of total portfolio investments as follows:

U.S. TREASURY BILLS -- 64%
U.S. TREASURY NOTES -- 36%

% OF TOTAL PORTFOLIO INVESTMENTS



-------------------------------------------------------------
                               PRINCIPAL
DESCRIPTION                    AMOUNT (000)     VALUE (000)
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 106.8%
   U.S. Treasury Bills (A)
       5.020%, 12/12/96          $24,838         $ 24,696
       5.095%, 12/12/96           24,669           24,526
       5.115%, 12/12/96           14,450           14,366
       5.135%, 12/12/96           10,856           10,793
       5.140%, 12/12/96           24,898           24,752
       5.165%, 12/19/96           25,000           24,828
       5.090%, 01/16/97            1,825            1,805
       5.150%, 02/20/97            5,465            5,378
       5.045%, 03/20/97           25,000           24,513
       5.050%, 03/20/97            2,769            2,715
       5.085%, 03/20/97           17,539           17,195
       5.080%, 04/03/97           16,393           16,039
       5.085%, 04/03/97            8,575            8,390
       5.140%, 04/03/97            2,404            2,351
       5.105%, 04/17/97            4,179            4,080
       5.125%, 04/17/97            2,552            2,491
       5.285%, 07/24/97            1,394            1,340
       5.290%, 07/24/97            1,431            1,375
       5.140%, 08/21/97            2,508            2,403
       5.175%, 08/21/97              389              373
       5.230%, 08/21/97            3,475            3,327
       5.318%, 08/21/97           12,181           11,654
       5.425%, 08/21/97            2,547            2,435
   U.S. Treasury Notes
       4.375%, 11/15/96           50,000           49,983
       7.250%, 11/15/96           25,000           25,018
       7.500%, 12/31/96           46,529           46,689
       8.500%, 04/15/97           10,000           10,121
-------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $363,636)                               $363,636
-------------------------------------------------------------



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DESCRIPTION                                      VALUE (000)
-------------------------------------------------------------
TOTAL INVESTMENTS - 106.8%
   (Cost $363,636)                               $363,636
OTHER ASSETS AND LIABILITIES, NET - (6.8%)       $(23,241)

NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization - no par value)
   based on 261,374,908 outstanding shares
   of beneficial interest                         261,369
Portfolio Shares of Retail Class (unlimited
   authorization - no par value) based
   on 10,640,464 outstanding shares of
   beneficial interest                             10,640
Portfolio Shares of Institutional II Class
   (unlimited authorization - no par
   value) based on 68,371,591 outstanding
   shares of beneficial interest                   68,372
Accumulated net realized gain on investments           14
-------------------------------------------------------------
 TOTAL NET ASSETS - 100.0%                       $340,395
-------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE - INSTITUTIONAL CLASS            $1.00
-------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE - RETAIL CLASS                   $1.00
-------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE - INSTITUTIONAL II CLASS         $1.00
-------------------------------------------------------------
(A) THE ANNUALIZED DISCOUNT YIELD AT TIME OF PURCHASE IS SHOWN AS THE RATE ON THE STATEMENT OF NET ASSETS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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STATEMENT OF NET ASSETS (UNAUDITED)


ARK FUNDS: U.S. GOVERNMENT MONEY MARKET PORTFOLIO

A Pie chart depicting percentage of total portfolio investments as follows:

U.S. TREASURY NOTES -- 2%
VARIABLE RATE GOVERNMENT AGENCY OBLIGATIONS -- 16%
REPURCHASE AGREEMENTS -- 35%
FIXED RATE GOVERNMENT AGENCY OBLIGATIONS -- 47%

% OF TOTAL PORTFOLIO INVESTMENTS



-------------------------------------------------------------
                               PRINCIPAL
DESCRIPTION                    AMOUNT (000)      VALUE (000)
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 63.6%
   Federal Farm Credit Bank
       5.850%, 08/01/97          $15,000          $15,011
      11.900%, 10/20/97            7,033            7,429
   Federal Home Loan Bank
       5.780%, 11/01/96 (A)       25,000           25,024
       6.950%, 11/08/96           10,000           10,004
       5.250%, 01/09/97            1,350            1,336
       5.200%, 01/10/97           10,000            9,899
       5.210%, 01/10/97           25,000           24,747
       5.250%, 02/07/97           25,000           24,643
       5.300%, 03/05/97           10,000           10,000
       5.035%, 03/06/97           15,000           14,992
       5.240%, 03/26/97           40,000           39,156
       5.660%, 04/08/97            5,000            5,000
   Federal Home Loan Mortgage Corporation
       5.245%, 11/06/96           50,000           49,964
       5.250%, 11/07/96           25,000           24,978
       5.420%, 12/06/96           25,000           24,868
       5.280%, 12/12/96           25,000           24,850
       5.370%, 12/12/96           40,000           39,755
       5.195%, 12/20/96           50,000           49,646
       5.600%, 10/31/97           10,100           10,097
   Federal National Mortgage Association
       5.220%, 11/01/96 (A)       25,000           24,999
       5.245%, 11/01/96 (A)       25,000           24,995
       5.430%, 11/01/96 (A)       25,000           25,001
       5.460%, 11/05/96 (A)       25,000           24,991
       5.370%, 11/07/96 (A)       25,000           24,989
       5.280%, 11/12/96           25,000           24,960
       5.235%, 11/17/96 (A)       25,000           24,992
       5.440%, 11/21/96           20,000           19,998
       5.430%, 12/09/96           50,000           49,713
       5.370%, 12/18/96           19,000           18,997
       5.460%, 12/20/96 (A)       25,000           24,989
       5.430%, 02/05/97           25,000           24,638
       5.230%, 04/28/97           25,000           24,354
       5.640%, 09/03/97           10,000            9,971


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                              PRINCIPAL
DESCRIPTION                   AMOUNT (000)      VALUE (000)
-------------------------------------------------------------
   Tennessee Valley Authority
       4.600%, 12/15/96          $15,250       $   15,242
-------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $774,228)                             $  774,228
-------------------------------------------------------------
U.S. TREASURY OBLIGATION - 1.7%
   U.S. Treasury Note
       6.875%, 02/28/97           20,000           20,117
-------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATION
   (Cost $20,117)                              $   20,117
-------------------------------------------------------------

REPURCHASE AGREEMENTS - 34.8%
   CS First Boston
      5.580%, dated 10/31/96,
      matures 11/01/96, repurchase
      price $104,102,575
      (collateralized by U.S.
      Treasury Note, total par
      value $104,455,000, 6.50%,
      08/15/97: total market value
      $106,626,678)              104,086          104,086
   Goldman Sachs
      5.540%, dated 10/31/96,
      matures 11/01/96, repurchase
      price $220,033,856
      (collateralized by U.S.
      Treasury Bond, total par
      value $242,743,000,
      6.00%, 02/15/26: total
      market value $224,626,456) 220,000          220,000
   Smith Barney 5.560%, dated
      10/31/96, matures 11/01/96,
      repurchase price $100,015,444
      (collateralized by various
      U.S. Treasury STRIPS, total
      par value $468,365,000,
      5/15/03- 11/15/21: total
      market value $102,000,159) 100,000          100,000
-------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $424,086)                             $  424,086
-------------------------------------------------------------
TOTAL INVESTMENTS - 100.1%
   (Cost $1,218,431)                           $1,218,431
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - (0.1%)     $     (979)
-------------------------------------------------------------

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                                                                OCTOBER 31, 1996

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DESCRIPTION                                    VALUE (000)
-----------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization - no par value)
   based on 1,186,532,990 outstanding shares
   of beneficial interest                      $1,186,525
Portfolio Shares of Institutional II Class
   (unlimited authorization - no par value)
   based on 30,875,604 outstanding shares of
   beneficial interest                             30,876
Accumulated net realized gain on investments           51
-----------------------------------------------------------
TOTAL NET ASSETS - 100.0%                      $1,217,452
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE - INSTITUTIONAL CLASS            $1.00
-----------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE - INSTITUTIONAL II CLASS         $1.00
-----------------------------------------------------------
(A) VARIABLE RATE SECURITY - THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF OCTOBER 31, 1996. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
STRIPS-SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


ARK FUNDS: MONEY MARKET PORTFOLIO

A Pie chart depicting percentage of total portfolio investments as follows:

COMMERCIAL PAPER -- 13%
REPURCHASE AGREEMENTS -- 16%
U.S. GOVERNMENT AGENCY  OBLIGATIONS -- 4%
CERTIFICATES OF DEPOSIT -- 10%
VARIABLE RATE DEBT -- 26%
CORPORATE AND MUNICIPAL DEBT -- 31%

% OF TOTAL PORTFOLIO INVESTMENTS

-------------------------------------------------------------
                               PRINCIPAL
DESCRIPTION                    AMOUNT (000)      VALUE (000)
-------------------------------------------------------------
CORPORATE OBLIGATIONS - 41.9%
   Abbey National
       5.110%, 03/15/97          $ 5,000          $ 4,999
   American Express Centurion
      Bank
       5.450%, 11/01/96 (A)       10,000           10,000
   Asset Backed Securities
      Investment Trust
       5.375%, 11/15/96 (A)       10,000           10,000
   Associates Corporation of
      North America
       5.875%, 08/15/97            2,000            2,000
   Capital One Funding
       5.420%, 11/07/96 (A)        5,000            5,000
       5.420%, 11/07/96 (A) (B)    4,807            4,807
   CIT Group Holdings
       7.625%, 12/05/96            7,500            7,513
       8.000%, 01/13/97            9,000            9,043
   Ford Motor Credit
       5.676%, 11/27/96 (A)       10,000           10,012
       8.000%, 12/01/96            3,000            3,007
   General Electric Capital
       5.460%, 11/05/96 (A)        5,000            4,997
       7.850%, 02/01/97            7,000            7,035
   General Electric Engine
      Receivables
       5.432%, 11/04/96 (A) (B)    3,400            3,400
   General Motors Acceptance
       7.550%, 01/14/97            4,500            4,521
       5.000%, 01/27/97            5,450            5,445
       7.850%, 05/08/97            5,000            5,046
       7.750%, 05/12/97            5,000            5,043
   Goldman Sachs
       5.925%, 01/03/97 (A)        2,500            2,501
   Merrill Lynch
       5.380%, 11/01/96 (A)        5,000            4,999
       5.605%, 12/11/96 (A)        5,000            5,000
       6.000%, 05/12/97 (A)        5,000            5,000
   Norwest
       7.750%, 12/31/96            7,000            7,027
       7.875%, 01/30/97           10,000           10,060


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STATEMENT OF NET ASSETS (UNAUDITED)

MONEY MARKET PORTFOLIO CONTINUED

------------------------------------------------------------
                                PRINCIPAL
DESCRIPTION                    AMOUNT (000)    VALUE (000)
------------------------------------------------------------
   PHH
       5.345%, 11/08/96 (A)      $10,000         $  9,996
   PNC Bank N.A., Ohio
       5.275%, 11/05/96 (A)       10,000            9,996
   Wells Fargo
       5.613%, 12/18/96 (A)       10,000           10,006
   Xerox Credit
       5.430%, 11/05/96 (A)       10,000            9,995
------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
   (Cost $176,448)                               $176,448
------------------------------------------------------------
TAXABLE MUNICIPAL BONDS - 14.4%
   CALIFORNIA - 2.8%
   Oakland Alameda County
       5.410%, 11/25/96           11,935           11,935
------------------------------------------------------------
   TOTAL CALIFORNIA                              $ 11,935
------------------------------------------------------------
   INDIANA - 3.6%
   City of Whiting, Industrial
      Sewage & Solid Waste Project
       5.400%, 11/25/96           15,000           15,000
------------------------------------------------------------
   TOTAL INDIANA                                 $ 15,000
------------------------------------------------------------
   MASSACHUSETTS - 3.6%
   Industrial Finance Authority
       5.400%, 11/25/96           15,000           15,000
------------------------------------------------------------
   TOTAL MASSACHUSETTS                           $ 15,000
------------------------------------------------------------
   NEW YORK - 2.4%
   General Obligation
       5.603%, 01/22/97           10,000           10,000
------------------------------------------------------------
   TOTAL NEW YORK                                $ 10,000
------------------------------------------------------------
   NORTH CAROLINA - 1.5%
   Durham, Certificates of
      Participation,  Series B
       5.420%, 11/06/96 (A)        1,500            1,500
   Winston-Salem, Certificates of
      Participation
       5.600%, 11/12/96            5,000            5,000
------------------------------------------------------------
   TOTAL NORTH CAROLINA                           $ 6,500
------------------------------------------------------------
   PENNSYLVANIA - 0.5%
   Economic Development Financing
      Authority, Series A1 (RB)
       5.350%, 11/07/96 (A)          700              700
       5.350%, 11/07/96 (A)        1,600            1,600
------------------------------------------------------------
   TOTAL PENNSYLVANIA                             $ 2,300
------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $60,735)                                $ 60,735
------------------------------------------------------------
COMMERCIAL PAPER - 12.9%
   Beta Finance
       5.500%, 03/12/97           10,000            9,800
   CAFCO
       5.375%, 12/16/96           15,000           14,899




------------------------------------------------------------
                                PRINCIPAL
DESCRIPTION                    AMOUNT (000)      VALUE (000)
------------------------------------------------------------
   Ciesco
       5.375%, 12/09/96          $15,000          $14,915
   First Data
       5.370%, 01/14/97           15,000           14,834
------------------------------------------------------------
TOTAL COMMERCIAL PAPER
   (Cost $54,448)                                 $54,448
------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 10.5%
   ABN Amro New York
       6.120%, 07/14/97            4,000            3,999
   Bank One
       7.800%, 12/30/96            5,000            5,017
       5.690%, 10/28/97            5,000            4,997
   Bayerische Veriensbank Euro
       5.520%, 12/03/96           10,000           10,001
   Huntington National
       6.200%, 07/08/97            5,000            5,014
   Northern Trust
       5.070%, 02/28/97            5,000            4,985
   Royal Bank of Canada
       5.450%, 11/01/96 (A)       10,000            9,999
------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $44,012)                                 $44,012
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.0%
   Federal Farm Credit Bank
       5.230%, 01/24/97           15,000           14,817
   Student Loan Marketing
      Association
       5.350%, 11/05/96 (A)        2,000            2,000
------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $16,817)                                 $16,817
------------------------------------------------------------
REPURCHASE AGREEMENTS - 15.7%
   CS First Boston
      5.580%, dated 10/31/96,
      matures 11/01/96, repurchase
      price $35,849,034 (collateralized
      by U.S. Treasury Note,
      total par value $37,695,000,
      5.750%, 08/15/03: total market
      value $36,646,703)          35,844           35,844
   Goldman Sachs
      5.540%, dated 10/31/96,
      matures 11/01/96, repurchase
      price $30,004,617 (collateralized
      by U.S. Treasury Note, total
      par value $33,420,000, 6.00%,
      02/15/96: total market
      value $30,925,778)          30,000           30,000
------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $65,844)                                $ 65,844
------------------------------------------------------------


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                                                                OCTOBER 31, 1996


------------------------------------------------------------

DESCRIPTION                                      VALUE (000)
------------------------------------------------------------
TOTAL INVESTMENTS - 99.4%
   (Cost $418,304)                               $418,304
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - 0.6%         $  2,401
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization - no par value)
   based on 251,855,716 outstanding shares
   of beneficial interest                         251,851
Portfolio Shares of Retail Class (unlimited
   authorization - no par value) based
   on 118,536,293 outstanding shares of
   beneficial interest                            118,534
Portfolio Shares of Institutional II Class
   (unlimited authorization - no par value)
   based on 50,277,943 outstanding shares of
   beneficial interest                             50,278
Accumulated net realized gain on investments           42
------------------------------------------------------------
 TOTAL NET ASSETS - 100.0%                       $420,705
------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE - INSTITUTIONAL CLASS            $1.00
------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE - RETAIL CLASS                   $1.00
------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE - INSTITUTIONAL II CLASS         $1.00
------------------------------------------------------------
(A) VARIABLE RATE SECURITY - THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF OCTOBER 31, 1996. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
CAFCO-CORPORATE ASSET FUNDING INCORPORATED
RB-REVENUE BOND

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ARK FUNDS: TAX-FREE MONEY MARKET PORTFOLIO

A pie chart depicting percentage of total portfolio investments as follows:

VARIABLE RATE MUNICIPAL OBLIGATIONS -- 71%
FIXED RATE MUNICIPAL OBLIGATIONS -- 29%

% OF TOTAL PORTFOLIO INVESTMENTS


------------------------------------------------------------
                                PRINCIPAL
DESCRIPTION                    AMOUNT (000)      VALUE (000)
------------------------------------------------------------
MUNICIPAL BONDS & NOTES - 99.7%
   CALIFORNIA - 3.0%
   Anaheim, LOC: ABN-Amro
      (COP) (AMBAC)
       3.400%, 11/07/96 (A)      $ 1,800          $ 1,800
   California State (RAN)
       4.500%, 06/30/97            1,500            1,505
------------------------------------------------------------
   TOTAL CALIFORNIA                                $3,305
------------------------------------------------------------
   COLORADO - 4.9%
   Arapahoe County, School District
      #005 Cherry Creek (TAN)
       4.500%, 06/30/97            1,000            1,004
   Colorado State Educational
      Facilities Authority, Pro Rodeo
      Hall of  Fame Project, LOC:
      Bank One (RB)
       3.600%, 11/07/96 (A)        2,570            2,570
   Colorado State Student
      Obligations Bond  Authority,
      LOC: SLMA (RB)
       3.500%, 11/07/96 (A)        1,775            1,775
------------------------------------------------------------
   TOTAL COLORADO                                  $5,349
------------------------------------------------------------
   FLORIDA - 8.5%
   Sunshine State (TECP)
       3.700%, 01/08/97            3,700            3,700
   Lee County, Housing Finance
      Authority (RB) (FNMA)
       3.500%, 11/07/96 (A)        1,700            1,700
   Florida State Housing Finance
      Authority (RB) (FNMA)
       3.500%, 11/07/96 (A)        3,835            3,835
------------------------------------------------------------
   TOTAL FLORIDA                                   $9,235
------------------------------------------------------------
   GEORGIA - 3.0%
   Burke County, Oglethorpe Power
      Project, Series A
      (RB) (FGIC)
       3.500%, 11/07/96 (A)          900              900


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


STATEMENT OF NET ASSETS (UNAUDITED)

TAX-FREE MONEY MARKET PORTFOLIO CONTINUED


-----------------------------------------------------------
                               PRINCIPAL
DESCRIPTION                    AMOUNT (000)    VALUE (000)
-----------------------------------------------------------
   De Kalb County, Housing
      Authority, Winters Creek
      Apartments Project (RB)
      (FNMA)
       3.600%, 11/07/96 (A)      $ 1,000          $ 1,000
   De Kalb County, Industrial
      Development Authority, LOC:
      Credit Suisse (RB)
       3.850%, 11/07/96 (A)        1,300            1,300
-----------------------------------------------------------
   TOTAL GEORGIA                                  $ 3,200
-----------------------------------------------------------
   ILLINOIS - 2.7%
   Elmhurst, Joint Commission on
      Accreditation of Health Bank,
      LOC: Sanwa Bank (RB)
       3.750%, 11/07/96 (A)          335              335
   Illinois State Health Facility
      Authority, Methodist Medical
      Center, Series 1985, LOC:
      Sumitomo Bank (RB)
       3.750%, 11/07/96 (A)        2,600            2,600
-----------------------------------------------------------
   TOTAL ILLINOIS                                 $ 2,935
-----------------------------------------------------------
   INDIANA - 7.2%
   Indiana State Educational Facilities
      Authority, University of Notre
      Dame Du Lac Project, LOC:
      FNB Chicago (RB)
       3.450%, 11/07/96 (A)        5,300            5,300
   Sullivan, LOC: National Rural
      Utilities (TECP)
       3.700%, 01/10/97            2,500            2,500
-----------------------------------------------------------
   TOTAL INDIANA                                  $ 7,800
-----------------------------------------------------------
   IOWA - 6.0%
   Iowa School Corporation, Warrant
      Certificates Anticipation Notes,
      Series A (FSA) (RAN)
       4.750%, 06/27/97            2,000            2,010
   Iowa School Corporation, Warrant
      Certificates Anticipation Notes,
      Series B (FSA) (RAN)
       4.250%, 01/30/97            1,000            1,002
   Iowa State Higher Education
      Authority, St. Ambrose
      University Project,  LOC:
      Norwest Bank (RB)
       3.650%, 11/07/96 (A)        2,000            2,000
   Storm Lake, Buena Vista College
      Project, LOC: Norwest (RB)
       3.650%, 11/07/96 (A)        1,500            1,500
-----------------------------------------------------------
   TOTAL IOWA                                     $ 6,512
-----------------------------------------------------------


-----------------------------------------------------------
                               PRINCIPAL
DESCRIPTION                    AMOUNT (000)    VALUE (000)
-----------------------------------------------------------
   KENTUCKY - 0.9%
   Trimble County (TECP)
       3.700%, 01/08/97          $ 1,000          $ 1,000
-----------------------------------------------------------
   TOTAL KENTUCKY                                 $ 1,000
-----------------------------------------------------------
   LOUISIANA - 1.1%
   Louisiana State Public Facilities
      Authority, Hospital
      Equipment Financing, Series A,
      LOC: Sumitomo Bank (RB)
       3.900%, 11/07/96 (A)        1,200          $ 1,200
-----------------------------------------------------------
   TOTAL LOUISIANA                                $ 1,200
-----------------------------------------------------------
   MARYLAND - 8.1%
   Baltimore, Industrial Development
      Authority, LOC: Dai Ichi
      Kango Bank (RB)
       3.700%, 11/07/96 (A)        4,000            4,000
   Maryland State Health & Higher
      Education Facilities Authority,
      Hospital & University
      Improvements, LOC: FNB
      Chicago (RB)
       3.550%, 11/07/96 (A)        1,100            1,100
   Maryland State Health & Higher
      Education Facilities Authority,
      Loyola College Project, LOC:
      Sanwa Bank (RB)
       3.600%, 11/01/96 (A)        1,600            1,600
   Washington Suburban Sanitation
      District, Pre-refunded
      @ 102 (GO)
       7.250%, 01/01/97 (B)        2,000            2,051
-----------------------------------------------------------
   TOTAL MARYLAND                                 $ 8,751
-----------------------------------------------------------
   MICHIGAN - 2.0%
   Detroit, Water Supply Systems
      (RB) (FGIC)
       3.550%, 11/07/96 (A)        2,200            2,200
-----------------------------------------------------------
   TOTAL MICHIGAN                                 $ 2,200
-----------------------------------------------------------
   MINNESOTA - 4.1%
   Minneapolis, LOC: Bayerische
      Vereinsbank (GO)
       3.560%, 11/07/96 (A)        1,900            1,900
   Minneapolis, Mount Sinai
      Medical Building, LOC:
      Norwest Bank (RB)
       3.550%, 11/07/96 (A)        1,500            1,500
   Minnesota School District Credit
      Enhancement, Tax & Aid
      Anticipation Borrowing
      Program, Series 1996-B (COP)
       4.500%, 09/09/97            1,000            1,006
-----------------------------------------------------------
   TOTAL MINNESOTA                                $ 4,406
-----------------------------------------------------------
   MISSOURI - 2.4% COLUMBIA, SERIES A, LOC:
      Toronto Dominion Bank
      (RB)
       3.550%, 11/07/96 (A)        1,000            1,000

----------
         8

                                                                  [LOGO OMITTED]
                                                                OCTOBER 31, 1996


----------------------------------------------------------------
                                     PRINCIPAL
DESCRIPTION                          AMOUNT (000)    VALUE (000)
----------------------------------------------------------------
   Missouri State Health &
      Educational Facilities Authority,
      Washington University Project,
      Series B, LOC: Morgan (RB)
       3.650%, 11/01/96 (A)            $ 1,600          $ 1,600
----------------------------------------------------------------
   TOTAL MISSOURI                                       $ 2,600
----------------------------------------------------------------
   MONTANA - 5.9%
   Forsyth, Portland General Electric
      Colstrip Project, Series 1983-A,
      LOC: Swiss Bank (RB)
       3.550%, 11/07/96 (A)              1,000            1,000
       3.550%, 11/07/96 (A)                300              300
   Forsyth, Portland General Electric,
      Colstrip Project, Series 1983-A,
      LOC: UBS (RB)
       3.500%, 11/07/96 (A)              3,000            3,000
   Montana State, Health Facilities
      Authority, Pooled Loan Program A,
      LOC: FGIC (RB)
       3.550%, 11/07/96 (A)              2,100            2,100
----------------------------------------------------------------
   TOTAL MONTANA                                        $ 6,400
----------------------------------------------------------------
   NEVADA - 2.8%
   Clark County, Airport
      Improvement Authority,
      Series A (RB) (MBIA)
       3.500%, 11/07/96 (A)              3,000            3,000
----------------------------------------------------------------
   TOTAL NEVADA                                         $ 3,000
----------------------------------------------------------------
   NEW HAMPSHIRE - 3.0%
   State Pollution Control, LOC:
      CIBC (RB)
       3.550%, 11/07/96 (A)              3,200            3,200
----------------------------------------------------------------
   TOTAL NEW HAMPSHIRE                                  $ 3,200
----------------------------------------------------------------
   NEW YORK - 0.5%
   New York, Series B-7
      (AMBAC) (GO)
       3.550%, 11/01/96 (A)                500              500
----------------------------------------------------------------
   TOTAL NEW YORK                                       $   500
----------------------------------------------------------------
   NORTH CAROLINA - 4.6%
   Durham, Water & Sewer Utility
      System (RB)
       3.500%, 11/07/96 (A)              2,000            2,000
   Winston Salem (COP)
       3.550%, 11/07/96 (A)              3,000            3,000
----------------------------------------------------------------
   TOTAL NORTH CAROLINA                                 $ 5,000
----------------------------------------------------------------
   PENNSYLVANIA - 10.2%
   Bucks County, Industrial
      Development Authority, LOC:
      ABN-Amro (RB)
       3.600%, 11/07/96 (A)              2,200            2,200
   Bucks County, Series A (GO)
       5.300%, 03/01/97                  1,500            1,508
   Lehigh County, Industrial
      Development Authority, Series A,
      LOC: Rabo Bank (RB)
       3.600%, 11/07/96 (A)              1,700            1,700



----------------------------------------------------------------
                                     PRINCIPAL
DESCRIPTION                          AMOUNT (000)    VALUE (000)
----------------------------------------------------------------
   Lehigh County (TECP) (MBIA)
       3.800%, 01/13/97                 $2,500          $ 2,500
   Montgomery County, Higher
      Education & Health Authority
      (RB) (AMBAC)
       3.500%, 11/07/96 (A) (B)          1,100            1,100
   Philadelphia Hospital & Higher
      Education Authority,
      Pennsylvania Hospital Project,
      Series C (RB) (FGIC)
       3.900%, 07/01/97                  1,000            1,000
   Wyomissing, School District,
      Pre-refunded @ 100
      (GO) (FGIC)
       5.400%, 11/01/97 (B)              1,010            1,025
----------------------------------------------------------------
   TOTAL PENNSYLVANIA                                   $11,033
----------------------------------------------------------------
   Rhode Island - 1.8%
   Rhode Island State (TAN)
       4.500%, 06/30/97                  2,000            2,006
----------------------------------------------------------------
   TOTAL RHODE ISLAND                                   $ 2,006
----------------------------------------------------------------
   TENNESSEE - 1.4%
   Jefferson County, Industrial
      Development Authority,
      Ball Project,
      LOC: PNC Bank (RB)
       3.850%, 11/07/96 (A)              1,500            1,500
----------------------------------------------------------------
   TOTAL TENNESSEE                                      $ 1,500
----------------------------------------------------------------
   TEXAS - 8.8%
   Dallas-Fort Worth International
      Airport (RB) (MBIA)
       3.750%, 11/01/96                  1,550            1,550
   Texas State Higher Education
      Authority, Series B
      (RB) (FGIC)
       3.550%, 11/07/96 (A)              1,965            1,965
   Texas State Municipal Power
      Agency (TECP)
       3.700%, 01/10/97                  2,750            2,750
   Texas State, Southwest Higher
      Education Authority, Southern
      Methodist University Project,
      LOC: Morgan (RB)
       3.600%, 11/01/96 (A)                600              600
   Texas State (TRAN)
       4.750%, 08/29/97                  2,660            2,680
----------------------------------------------------------------
   TOTAL TEXAS                                          $ 9,545
----------------------------------------------------------------
   UTAH - 4.6%
   Emery County, Pacificorp Project,
      Series 1991, LOC: Credit
      Suisse (RB)
       3.550%, 11/07/96 (A)              5,000            5,000
----------------------------------------------------------------
   TOTAL UTAH                                           $ 5,000
----------------------------------------------------------------

                                                                      ----------
                                                                      9

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS (UNAUDITED)

TAX-FREE MONEY MARKET PORTFOLIO CONCLUDED


-----------------------------------------------------------------
                                      PRINCIPAL
DESCRIPTION                          AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------
   WASHINGTON - 2.2%
   Washington State, Public Power
      Supply System, Nuclear Project
      #1 1993-1A3, LOC: National
      Westminister Bank (RB)
       3.500%, 11/07/96 (A)            $ 2,400         $  2,400
-----------------------------------------------------------------
   TOTAL WASHINGTON                                    $  2,400
-----------------------------------------------------------------
TOTAL MUNICIPAL BONDS & NOTES
   (Cost $108,077)                                     $108,077
-----------------------------------------------------------------
TOTAL INVESTMENTS - 99.7%
   (Cost $108,077)                                     $108,077
-----------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - 0.3%               $    334
-----------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional
   Class (unlimited authorization -
   no par value) based on 81,141,603
   outstanding shares of beneficial
   interest                                              81,142
Portfolio Shares of Retail Class
   (unlimited authorization -
   no par value) based
   on 15,287,511 outstanding shares
   of beneficial interest                                15,288
Portfolio Shares of Institutional
   II Class (unlimited authorization
   - no par value) based on 11,981,284
   outstanding shares of beneficial
   interest                                              11,981
-----------------------------------------------------------------
 TOTAL NET ASSETS - 100.0%                             $108,411
-----------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE - INSTITUTIONAL CLASS                  $1.00
-----------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE - RETAIL CLASS                         $1.00
-----------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE - INSTITUTIONAL II CLASS               $1.00
-----------------------------------------------------------------
(A) VARIABLE RATE SECURITY - THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF OCTOBER 31, 1996. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(B) PRE-REFUNDED SECURITY - THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.
AMBAC-AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP-CERTIFICATE OF PARTICIPATION
FGIC-FEDERAL GUARANTY INSURANCE CORPORATION
FNMA-FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA-FINANCIAL SECURITY ASSISTANCE
GO-GENERAL OBLIGATION
LOC-LETTER OF CREDIT
MBIA-MUNICIPAL BOND INSURANCE ASSOCIATION
RAN-REVENUE ANTICIPATION NOTE
RB-REVENUE BOND
SLMA-STUDENT LOAN MARKETING ASSOCIATION
TAN-TAX ANTICIPATION NOTE
TECP-TAX EXEMPT COMMERCIAL PAPER
TRAN-TAX AND REVENUE ANTICIPATION NOTE
UBS-UNION BANK OF SWITZERLAND

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


ARK FUNDS: SHORT-TERM TREASURY PORTFOLIO

A Pie chart depicting percentage of total portfolio investments as follows:

U.S. TREASURY BONDS -- 16%
U.S. TREASURY BILLS -- 17%
U.S. TREASURY NOTES -- 67%
% OF TOTAL PORTFOLIO INVESTMENTS

-----------------------------------------------------------
                               PRINCIPAL       MARKET
DESCRIPTION                    AMOUNT (000)    VALUE (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 96.8%
   U.S. Treasury Bills
       4.880%, 12/12/96           $   47           $   47
       4.872%, 12/19/96              540              536
       5.394%, 07/24/97              343              330
       5.163%, 08/21/97            5,307            5,084
   U.S. Treasury Bond
       6.000%, 08/15/99            5,653            5,667
   U.S. Treasury Notes
       6.875%, 03/31/97              500              503
       8.500%, 04/15/97            2,500            2,535
       5.375%, 11/30/97              500              499
       8.125%, 02/15/98            2,250            2,318
       5.250%, 07/31/98            3,000            2,978
       6.250%, 07/31/98            2,000            2,018
       5.875%, 08/15/98            3,069            3,076
       6.000%, 09/30/98            6,905            6,938
       5.500%, 11/15/98            3,000            2,984
-----------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $35,431)                                 $35,513
-----------------------------------------------------------
TOTAL INVESTMENTS - 96.8%
   (Cost $35,431)                                 $35,513
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - 3.2%          $ 1,175
-----------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization - no par value)
   based on 2,053,369 outstanding shares of
   beneficial interest                             20,527
Portfolio Shares of Retail Class (unlimited
   authorization - no par value) based on
   1,605,450 outstanding shares of
   beneficial interest                             16,054
Accumulated net realized gain on investments           25
Net unrealized appreciation on investments             82
-----------------------------------------------------------
 TOTAL NET ASSETS - 100.0%                        $36,688
-----------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE - INSTITUTIONAL CLASS           $10.03
-----------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE - RETAIL CLASS                  $10.03
-----------------------------------------------------------
 MAXIMUM OFFERING PRICE PER SHARE -
   RETAIL CLASS ($10.03 / 95.50%)                  $10.50
-----------------------------------------------------------

----------
        10

                                                                  [LOGO OMITTED]
                                                                OCTOBER 31, 1996



ARK FUNDS: INCOME PORTFOLIO


A Pie chart depicting percentage of total portfolio investments as follows:

U.S. GOVERNMENT AGENCY OBLIGATIONS-- 2%
REPURCHASE AGREEMENT -- 16%
MORTGAGE RELATED -- 4%
U.S. TREASURY OBLIGATIONS -- 23%
YANKEE BONDS -- 4%
ASSET BACKED SECURITIES-- 2%
CORPORATE OBLIGATIONS -- 17%
U.S. GOVERNMENT MORTGAGE- BACKED OBLIGATIONS -- 32%

% OF TOTAL PORTFOLIO INVESTMENTS


-----------------------------------------------------------
                               PRINCIPAL       MARKET
DESCRIPTION                    AMOUNT (000)    VALUE (000)
-----------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS - 36.6%
   Federal Home Loan Mortgage
      Corporation
      8.500%, 09/01/26           $ 2,683         $  2,781
   Federal Home Loan Mortgage
      Corporation (CMO)
      10.000%, 06/15/19              354              365
   Federal Home Loan Mortgage
      Corporation (GTD)
       9.000%, 09/15/08               43               51
      12.450%, 09/15/09               30               32
   Federal National Mortgage
      Association
       8.000%, 04/13/05            7,500            7,610
       7.000%, 07/01/11            2,000            2,001
       7.000%, 08/01/11            2,890            2,892
       7.000%, 08/01/25              490              481
       7.000%, 09/01/25            3,666            3,597
       7.500%, 11/01/26 (B)       15,000           15,005
       7.500%, 11/01/26 (B)       13,500           13,521
   Federal National Mortgage
      Association (CMO)
      10.000%, 01/25/16              238              244
   Government National Mortgage
      Association
       7.500%, 10/15/23            2,081            2,087
       7.500%, 12/15/23            1,809            1,815
       7.000%, 02/15/24            2,733            2,681
       7.000%, 05/15/24            5,470            5,366
       7.500%, 05/15/24            4,160            4,173
       7.500%, 10/15/24            2,973            2,982
   Government National Mortgage
      Association II
       7.000%, 09/20/25            1,943            1,896
-----------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-
   BACKED OBLIGATIONS
   (Cost $68,851)                                 $69,580
-----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.0%
   Federal Home Loan Mortgage
      Corporation
       9.000%, 01/01/02              102              106
       7.980%, 09/08/04            1,000            1,008









-----------------------------------------------------------
                               PRINCIPAL       MARKET
DESCRIPTION                    AMOUNT (000)    VALUE (000)
-----------------------------------------------------------
       8.350%, 10/06/04           $1,500          $ 1,528
       7.900%, 04/27/05            1,000            1,012
      14.750%, 03/01/10               51               58
-----------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS
   (Cost $3,701)                                  $ 3,712
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 26.3%
   U.S. Treasury Bonds
      10.375%, 11/15/12            4,000            5,186
       6.000%, 02/15/26              550              502
   U.S. Treasury Notes
       7.375%, 11/15/97            2,000            2,036
       6.125%, 05/15/98            3,500            3,524
       5.375%, 05/31/98            6,855            6,823
       7.125%, 09/30/99            2,000            2,063
       7.750%, 11/30/99            3,000            3,150
       6.375%, 01/15/00            5,000            5,065
       5.875%, 06/30/00            1,000              996
       6.375%, 09/30/01            5,000            5,056
      10.750%, 08/15/05            8,000           10,343
       7.000%, 07/15/06            3,500            3,655
       6.500%, 10/15/06            1,700            1,716
-----------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $49,271)                                 $50,115
-----------------------------------------------------------
CORPORATE OBLIGATIONS - 19.3%
   AMR
       9.270%, 08/13/98            1,000            1,050
   Banc One
       9.875%, 03/01/09            1,000            1,226
   Case Equipment
       7.250%, 01/15/16            3,000            2,899
   Conseco
      10.500%, 12/15/04            1,500            1,770
   Continental Cablevision (A)
       8.300%, 05/15/06            1,500            1,598
   Federated Department Store
       8.500%, 06/15/03            2,000            2,080
   First Nationwide (A)
      10.625%, 10/01/03            1,000            1,050
   General Motors
       8.800%, 03/01/21            2,000            2,268
   Kroger
       8.150%, 07/15/06            1,500            1,524
   Lehman Brothers Holdings
       7.250%, 10/15/03            1,500            1,511
   Loewen Group International (A)
       8.250%, 10/15/03            2,000            2,050
   Nabisco
       7.050%, 07/15/07            2,000            1,965
   Pacific Bell
       7.500%, 02/01/33            2,000            1,950
   Southern California Edison
       8.875%, 06/01/24            1,384            1,434
   TCI Communications
       8.750%, 08/01/15            3,000            2,839


                                                                      ----------
                                                                      11

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS (UNAUDITED)
INCOME PORTFOLIO CONCLUDED



-----------------------------------------------------------
                               PRINCIPAL       MARKET
DESCRIPTION                    AMOUNT (000)    VALUE (000)
-----------------------------------------------------------
   Texas Utility Electric
       9.750%, 05/01/21          $ 4,000          $ 4,555
   TKR Cable
      10.500%, 10/30/07            3,250            3,603
   Viacom International
       8.000%, 07/07/06            1,500            1,410
-----------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
   (Cost $36,411)                                 $36,782
-----------------------------------------------------------
YANKEE BONDS - 5.3%
   Bell Canada
       9.500%, 10/15/10            2,425            2,955
   Hydro-Quebec
       7.500%, 04/01/16            3,150            3,185
   Merita Bank
       6.500%, 01/15/06            2,000            1,910
   Saga Petroleum
       9.125%, 07/15/14            1,750            1,978
-----------------------------------------------------------
TOTAL YANKEE BONDS
   (Cost $9,857)                                  $10,028
-----------------------------------------------------------
MORTGAGE RELATED - 4.4%
   Countrywide Funding
      Series 1994-4 A12
       6.950%, 04/25/24            4,554            4,162
   Goldman Sachs Trust 2
      Series B Cl 3
       8.950%, 07/01/17              232              232
   IMC Home Equity Loan
      Trust 1996-4 Cl A1
       6.590%, 07/25/11            1,500            1,503
   MDC Asset Investors
      Trust  Series V Cl 2
       9.325%, 12/01/17               11               11
   Prudential Home Mortgage
      1993-36 A1
       6.850%, 10/25/23            2,413            2,413
-----------------------------------------------------------
TOTAL MORTGAGE RELATED
   (Cost $8,205)                                  $ 8,321
-----------------------------------------------------------
ASSET-BACKED SECURITIES - 2.5%
   Premier Auto Trust 96-2 A4
       6.575%, 10/06/00            3,500            3,543
   Standard Credit Card Master
      Trust Series 1995-10 Cl A
       5.900%, 02/07/01            1,250            1,245
-----------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $4,748)                                  $ 4,788
-----------------------------------------------------------


-----------------------------------------------------------
                               PRINCIPAL       MARKET
DESCRIPTION                    AMOUNT (000)    VALUE (000)
-----------------------------------------------------------
REPURCHASE AGREEMENT - 17.7%
   CS First Boston
      5.580%, dated 10/31/96
      matures 11/01/96,
      repurchase price $33,760,090
      (collateralized by various U.S.
      Treasury Notes, total par
      value $34,838,000, 5.750%-
      6.500%, 08/15/97-08/15/03:
      total market value
      $34,506,254)               $33,755         $ 33,755
-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (Cost $33,755)                                $ 33,755
-----------------------------------------------------------
TOTAL INVESTMENTS - 114.1% OF NET ASSETS
   (Cost $214,799)                               $217,081
-----------------------------------------------------------
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.

(B)  WHEN - ISSUED SECURITY
CMO-COLLATERALIZED MORTGAGE OBLIGATION
GTD-GUARANTEED MORTGAGE CERTIFICATES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

----------
        12

[LOGO OMITTED]
OCTOBER 31, 1996

ARK FUNDS: BALANCED PORTFOLIO

A Pie chart depicting percentage of total portfolio investments as follows:

MORTGAGE RELATED -- 1%
CORPORATE OBLIGATIONS -- 9%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 14%
ASSET BACKED SECURITIES -- 1%
U.S. TREASURY OBLIGATIONS -- 14%
REPURCHASE AGREEMENTS -- 3%
COMMON STOCKS -- 58%

% OF TOTAL PORTFOLIO INVESTMENTS


------------------------------------------------------------
                                                 MARKET
DESCRIPTION                        SHARES        VALUE (000)
------------------------------------------------------------


COMMON STOCKS - 58.4%
   AIRCRAFT - 1.4%
   Boeing                          6,000           $  572
   Lockheed Martin                10,000              896
------------------------------------------------------------
   TOTAL AIRCRAFT                                  $1,468
------------------------------------------------------------
   AUTOMOTIVE - 2.1%
   Breed Technologies             20,000              460
   General Motors                 15,000              808
   Magna International, Cl A      18,000              902
------------------------------------------------------------
   TOTAL AUTOMOTIVE                                $2,170
------------------------------------------------------------
   BANKS - 3.5%
   Banc One                       15,000              636
   Chase Manhattan                14,000            1,201
   Mellon Bank                    15,000              977
   Norwest                        20,000              878
------------------------------------------------------------
   TOTAL BANKS                                     $3,692
------------------------------------------------------------
   BEAUTY PRODUCTS - 2.7%
   Colgate-Palmolive              12,000            1,104
   Gillette                       10,000              747
   Procter & Gamble               10,000              990
------------------------------------------------------------
   TOTAL BEAUTY PRODUCTS                           $2,841
------------------------------------------------------------
   BROADCASTING, NEWSPAPERS & ADVERTISING - 0.5%
   Evergreen Media, Cl A*         18,400              497
------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING    $  497
------------------------------------------------------------
   BUILDING & CONSTRUCTION - 0.7%
   Fluor                          11,000              720
------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                   $  720
------------------------------------------------------------
   CHEMICALS - 2.6%
   IMC Global                     15,000              562
   Monsanto                       20,000              793
   Morton International           15,000              591
   Nalco Chemical                 20,000              728
------------------------------------------------------------
   TOTAL CHEMICALS                                 $2,674
------------------------------------------------------------

------------------------------------------------------------
                                                 MARKET
DESCRIPTION                        SHARES        VALUE (000)
------------------------------------------------------------
   COMPUTER SOFTWARE - 1.7%
   Award Software International*  34,000           $  238
   Computer Associates
      International               15,000              887
   Microsoft*                      5,000              686
------------------------------------------------------------
   TOTAL COMPUTER SOFTWARE                         $1,811
------------------------------------------------------------
   COMPUTERS & SERVICES - 3.1%
   Ceridian*                      20,000              992
   Dialogic*                      18,000              617
   Micron Electronics*            15,000              223
   Sun Microsystems*              12,000              732
   U.S. Robotics*                 10,000              629
------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                      $3,193
------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT - 0.4%
   Motorola                       10,000              460
------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                  $  460
------------------------------------------------------------
   DRUGS - 3.2%
   Bristol-Myers Squibb            6,000              634
   Dura Pharmaceuticals*          25,000              863
   Pfizer                         10,000              828
   Schering Plough                15,000              960
------------------------------------------------------------
   TOTAL DRUGS                                     $3,285
------------------------------------------------------------
   ELECTRICAL EQUIPMENT - 0.9%
   General Electric               10,000              967
------------------------------------------------------------
   TOTAL ELECTRICAL EQUIPMENT                      $  967
------------------------------------------------------------
   ENTERTAINMENT - 0.6%
   Walt Disney                    10,000              659
------------------------------------------------------------
   TOTAL ENTERTAINMENT                             $  659
------------------------------------------------------------
   FINANCIAL SERVICES - 1.7%
   Dean Witter Discover           12,000              706
   Federal Home Loan Mortgage
      Corporation                 11,000            1,111
------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                        $1,817
------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 5.3%
   CPC International              14,000            1,104
   General Mills                  15,000              857
   PepsiCo                        40,000            1,185
   Philip Morris                  13,000            1,204
   Unilever NV                     7,500            1,147
------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                  $5,497
------------------------------------------------------------
   HEALTH CARE - 2.5%
   Abbott Laboratories            12,500              633
   American Home Products         11,000              674
   Johnson & Johnson              15,000              739
   Medtronic                       9,009              580
------------------------------------------------------------
   TOTAL HEALTH CARE                               $2,626
------------------------------------------------------------
   HOTELS & LODGING - 0.7%
   HFS*                           10,000              732
------------------------------------------------------------
   TOTAL HOTELS & LODGING                          $  732
------------------------------------------------------------


                                                                      ----------
                                                                      13

STATEMENT OF NET ASSETS (UNAUDITED)

BALANCED PORTFOLIO CONTINUED


------------------------------------------------------------
                                                 MARKET
DESCRIPTION                        SHARES        VALUE (000)
------------------------------------------------------------
   INSURANCE - 1.5%
   Aetna                          15,000           $1,003
   American International Group    5,500              597
------------------------------------------------------------
   TOTAL INSURANCE                                 $1,600
------------------------------------------------------------
   LEISURE PRODUCTS - 1.1%
   Mattel                         40,000            1,155
------------------------------------------------------------
   TOTAL LEISURE PRODUCTS                          $1,155
------------------------------------------------------------
   MACHINERY - 0.8%
   Deere                          20,000              835
------------------------------------------------------------
   TOTAL MACHINERY                                 $  835
------------------------------------------------------------
   MARINE TRANSPORTATION - 1.0%
   Carnival                       35,000            1,054
------------------------------------------------------------
   TOTAL MARINE TRANSPORTATION                     $1,054
------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 2.5%
   Baxter International           20,000              832
   Boston Scientific*             15,000              816
   Guidant                        20,000              923
------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES               $2,571
------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 1.1%
   CUC International*             45,000            1,102
------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES           $1,102
------------------------------------------------------------
   MISCELLANEOUS CONSUMER SERVICES - 0.8%
   Loewen Group                   20,000              793
------------------------------------------------------------
   TOTAL MISCELLANEOUS CONSUMER SERVICES           $  793
------------------------------------------------------------
   PAPER & PAPER PRODUCTS - 0.6%
   International Paper            15,000              641
------------------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                    $  641
------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS - 2.9%
   Burlington Resources           20,000            1,007
   Transocean Offshore            17,500            1,107
   Triton Energy, Cl A*           20,000              893
------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                 $3,007
------------------------------------------------------------
   PETROLEUM REFINING - 1.5%
   Exxon                          10,000              886
   Unocal                         18,000              659
------------------------------------------------------------
   TOTAL PETROLEUM REFINING                        $1,545
------------------------------------------------------------
   PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 0.6%
   Eastman Kodak                   8,000              638
------------------------------------------------------------
   TOTAL PHOTOGRAPHIC EQUIPMENT & SUPPLIES         $  638
------------------------------------------------------------


------------------------------------------------------------
                              SHARES/PRINCIPAL   MARKET
DESCRIPTION                   AMOUNT (000)       VALUE (000)
------------------------------------------------------------
   RETAIL - 4.8%
   Cracker Barrel Old
   Country Stores                 30,000          $   611
   Home Depot                     12,800              701
   McDonald's                     22,000              976
   Outback Steakhouse*            25,000              580
   Sears Roebuck                  20,000              968
   Wal-Mart Stores                45,000            1,198
------------------------------------------------------------
   TOTAL RETAIL                                   $ 5,034
------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 1.4%
   Intel                           8,000              879
   LSI Logic*                     20,000              530
------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS              $ 1,409
------------------------------------------------------------
   TECHNOLOGY - 3.8%
   3Com*                          12,500              845
   Cisco Systems*                 15,000              928
   Hewlett Packard                25,000            1,103
   IBM                             8,000            1,032
------------------------------------------------------------
   TOTAL TECHNOLOGY                               $ 3,908
------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 0.4%
   Lightbridge*                   25,000              241
   RMH Teleservices*              20,000              148
------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS          $   389
------------------------------------------------------------
------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $54,201)                                 $60,790
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 14.2%
   U.S. Treasury Bonds
       8.000%, 11/15/21           $  720              828
       6.000%, 02/15/26              650              593
   U.S. Treasury Notes
       6.875%, 02/28/97              400              402
       7.375%, 11/15/97            2,000            2,036
       7.875%, 04/15/98            1,050            1,082
       7.500%, 10/31/99            1,950            2,031
       8.500%, 02/15/00            1,500            1,612
       7.750%, 02/15/01            1,500            1,595
       6.625%, 06/30/01            2,000            2,042
       7.500%, 11/15/01            1,000            1,059
       7.000%, 07/15/06            1,250            1,305
       6.500%, 10/15/06              200              202
------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $14,431)                                 $14,787
------------------------------------------------------------


----------
        14

                                                                  [LOGO OMITTED]
                                                                OCTOBER 31, 1996


-------------------------------------------------------------
                                PRINCIPAL         MARKET
DESCRIPTION                     AMOUNT (000)      VALUE (000)
-------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS - 13.4%
   Federal Home Loan Mortgage Corporation
       8.500%, 11/01/01           $   52           $   54
       9.000%, 01/01/02              113              119
       9.500%, 07/01/02               12               13
       7.980%, 09/08/04              350              353
       7.900%, 04/27/05              500              506
       6.500%, 04/01/08            1,072            1,056
       6.500%, 10/15/21            1,000              981
       8.500%, 09/01/26              298              309
   Federal National Mortgage Association
      10.500%, 12/01/00                9               11
       7.000%, 02/01/07              465              465
       9.750%, 09/25/18              260              283
       7.000%, 02/01/26            1,353            1,329
       7.500%, 08/01/26            1,972            1,976
   Government National Mortgage Association
       7.500%, 10/15/23            1,250            1,254
       7.500%, 12/15/23            1,204            1,208
       7.000%, 05/15/24            2,734            2,683
       7.000%, 02/15/24            1,366            1,341
-------------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (Cost $13,767)                                 $13,941
-------------------------------------------------------------
CORPORATE OBLIGATIONS - 9.1%
   Associates of North America
       9.700%, 05/01/97              500              510
   Bell Canada
       9.500%, 10/15/10              450              548
   Case Equipment
       7.250%, 01/15/16              650              628
   Conseco
      10.500%, 12/15/04              500              590
   Continental Cablevision
       8.300%, 05/15/06 (A)          250              266
   Federated Department Store
       8.500%, 06/15/03              500              520
   Hydro-Quebec
       7.500%, 04/01/16              375              379
   Interamerican Development Bank
       9.500%, 10/15/97              200              207
   Kroger
       8.150%, 07/15/06              250              254
   Loewen Group International
       8.250%, 10/15/03 (A)          500              513
   Merita Bank
       6.500%, 01/15/06              550              525
   Nabisco
       7.050%, 07/15/07            1,000              983
   Pacific Bell
       7.500%, 02/01/33              610              595
   Saga Petroleum
       9.125%, 07/15/14              250              283


-------------------------------------------------------------
                                PRINCIPAL         MARKET
DESCRIPTION                     AMOUNT (000)      VALUE (000)
-------------------------------------------------------------
   Santander Financial
       7.000%, 04/01/06           $  600         $    599
   TCI Communications
       8.750%, 08/01/15              350              331
   Texas Utility Electric
       9.750%, 05/01/21              600              683
   TKR Cable
      10.500%, 10/30/07              750              832
   Viacom International
       8.000%, 07/07/06              250              235
-------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
   (Cost $9,374)                                 $  9,481
-------------------------------------------------------------
MORTGAGE RELATED - 1.3%
   Countrywide Funding
      Series 1994-4 A
       6.950%, 04/25/24              968              885
   CMO Trust, Cl C
       9.900%, 09/01/16                2                3
   MDC Asset Investors Trust
       8.940%, 03/01/18               52               54
   Prudential Home Mortgage
      Securities 1993-36 A1
       6.850%, 10/25/23              427              427
-------------------------------------------------------------
TOTAL MORTGAGE RELATED
   (Cost $1,348)                                 $  1,369
-------------------------------------------------------------
ASSET-BACKED SECURITIES - 1.1%
   Premier Auto Trust 96-2 A4
       6.575%, 10/06/00              675              683
   Standard Credit Card Master
      Trust, Cl A
       5.900%, 02/07/01              450              448
-------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $1,125)                                 $  1,131
-------------------------------------------------------------
REPURCHASE AGREEMENT - 3.2%
   CS First Boston
      5.580%, dated 10/31/96
      matures 11/01/96,
      repurchase price $3,351,149
      (collateralized by a U.S.
      Treasury Note, total par
      value $3,070,000, 9.125%,
      05/15/99: total market value
      $3,427,948)                  3,351            3,351
-------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (Cost $3,351)                                 $  3,351
-------------------------------------------------------------
TOTAL INVESTMENTS - 100.7%
   (Cost $97,597)                                $104,850
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - (0.7%)       $   (761)
-------------------------------------------------------------


                                                                      ----------
                                                                      15

STATEMENT OF NET ASSETS (UNAUDITED)
BALANCED PORTFOLIO CONCLUDED


------------------------------------------------------------
                                   PRINCIPAL
DESCRIPTION                        AMOUNT (000)  VALUE (000)
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional
   Class (unlimited authorization -
   no par value) based on 8,780,518
   outstanding shares of beneficial
   interest                                      $ 87,711
Portfolio Shares of Retail Class
   (unlimited authorization - no par
   value) based on 395,413 outstanding
   shares of beneficial interest                    4,344
Undistributed net investment income                   286
Accumulated net realized gain on investments        4,495
Net unrealized appreciation on investments          7,253
------------------------------------------------------------
 TOTAL NET ASSETS - 100.0%                       $104,089
------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE - INSTITUTIONAL CLASS         $  11.34
------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE - RETAIL CLASS                $  11.32
------------------------------------------------------------
 MAXIMUM OFFERING PRICE PER SHARE -
   RETAIL CLASS ($11.32/95.25%)                  $  11.88
------------------------------------------------------------
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
 *   NON-INCOME PRODUCING SECURITY
CL-CLASS
CMO-COLLATERALIZED MORTGAGE OBLIGATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


ARK FUNDS: BLUE CHIP EQUITY PORTFOLIO

A Pie chart depicting percentage of total portfolio investments as follows:

MISCELLANEOUS -- 3%
U.S. AGENCY BACKED BONDS -- 8%
AMERICAN DEPOSITORY RECEIPTS -- 5%
HOUSEHOLD PRODUCTS -- 3%
UTILITIES -- 5%
RETAIL -- 5%
OIL--ENERGY -- 8%
FINANCIAL -- 14%
AUTO RELATED -- 3%
CHEMICALS AND DRUGS -- 14%
CONSUMER PRODUCTS -- 11%
DURABLE GOODS -- 21%

% OF TOTAL PORTFOLIO INVESTMENTS

-----------------------------------------------------------
                                                MARKET
DESCRIPTION                       SHARES        VALUE (000)
-----------------------------------------------------------
COMMON STOCKS - 90.8%
   AIRCRAFT - 5.6%
   Boeing                          6,900           $  656
   Lockheed Martin                 7,400              663
-----------------------------------------------------------
   TOTAL AIRCRAFT                                  $1,319
-----------------------------------------------------------
   AUTOMOTIVE - 5.2%
   Ford Motor                     19,100              597
   General Motors                 11,500              620
-----------------------------------------------------------
   TOTAL AUTOMOTIVE                                $1,217
-----------------------------------------------------------
   BANKS - 5.6%
   J.P. Morgan                     7,800              674
   Norwest                        14,500              636
-----------------------------------------------------------
   TOTAL BANKS                                     $1,310
-----------------------------------------------------------
   CHEMICALS - 2.6%
   E.I. du Pont de Nemours         6,600              612
-----------------------------------------------------------
   TOTAL CHEMICALS                                 $  612
-----------------------------------------------------------
   COMMUNICATIONS EQUIPMENT - 5.4%
   Motorola                       13,900              639
   Philips Electronics, ADR       18,200              642
-----------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                  $1,281
-----------------------------------------------------------
   COMPUTER SOFTWARE - 2.6%
   Microsoft*                      4,500              618
-----------------------------------------------------------
   TOTAL COMPUTER SOFTWARE                         $  618
-----------------------------------------------------------
   COMPUTERS & SERVICES - 2.6%
   Hewlett Packard                13,700              605
-----------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                      $  605
-----------------------------------------------------------
   DRUGS - 5.4%
   Merck                           8,700              645
   Pfizer                          7,600              629
-----------------------------------------------------------
   TOTAL DRUGS                                     $1,274
-----------------------------------------------------------
   ELECTRICAL EQUIPMENT - 2.7%
   General Electric                6,500              629
-----------------------------------------------------------
   TOTAL ELECTRICAL EQUIPMENT                      $  629
-----------------------------------------------------------

-----------
         16

                                                                  [LOGO OMITTED]
                                                                OCTOBER 31, 1996


-----------------------------------------------------------
                                                MARKET
DESCRIPTION                       SHARES        VALUE (000)
-----------------------------------------------------------
   ENTERTAINMENT - 2.7%
   Walt Disney                     9,600           $  632
-----------------------------------------------------------
   TOTAL ENTERTAINMENT                                632
-----------------------------------------------------------
   FINANCIAL SERVICES - 5.6%
   Associates First Capital       14,500              629
   Federal National Mortgage
      Association                 17,900              700
-----------------------------------------------------------
   TOTAL FINANCIAL SERVICES                        $1,329
-----------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 8.3%
   Coca Cola                      13,100              662
   CPC International               8,100              639
   Philip Morris                   7,100              658
-----------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                  $1,959
-----------------------------------------------------------
   HEALTHCARE PRODUCTS & SERVICES - 5.4%
   Abbott Laboratories            12,200              618
   Johnson & Johnson              13,500              665
-----------------------------------------------------------
   TOTAL HEALTHCARE PRODUCTS & SERVICES            $1,283
-----------------------------------------------------------
   HOUSEHOLD PRODUCTS - 2.9%
   Procter & Gamble                7,000              693
-----------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                        $  693
-----------------------------------------------------------
   INSURANCE - 2.6%
   Chubb                          12,400              620
-----------------------------------------------------------
   TOTAL INSURANCE                                 $  620
-----------------------------------------------------------
   PAPER & PAPER PRODUCTS - 1.8%
   International Paper            10,000              428
-----------------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                    $  428
-----------------------------------------------------------
   PETROLEUM INTERNATIONAL - 7.8%
   Chevron                         9,300              611
   Exxon                           7,000              620
   Royal Dutch Petroleum           3,700              612
-----------------------------------------------------------
   TOTAL PETROLEUM INTERNATIONAL                   $1,843
-----------------------------------------------------------
   RAILROADS - 5.2%
   Burlington Northern Santa Fe    8,100              667
   Tranz Rail Holdings, ADR*      34,000              557
-----------------------------------------------------------
   TOTAL RAILROADS                                 $1,224
-----------------------------------------------------------
   RETAIL - 5.4%
   Sears Roebuck                  12,800              619
   Wal-Mart Stores                24,400              650
-----------------------------------------------------------
   TOTAL RETAIL                                    $1,269
-----------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 5.4%
   AT&T                           18,300              638
   SBC Communications             13,300              647
-----------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS           $1,285
-----------------------------------------------------------


-----------------------------------------------------------
                                  PRINCIPAL     MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
-----------------------------------------------------------

-----------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $20,089)                                 $21,430
-----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION - 7.2%
   Federal Home Loan Mortgage
       5.530%, 11/01/96           $1,703            1,703
-----------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
   (Cost $1,703)                                  $ 1,703
-----------------------------------------------------------
TOTAL INVESTMENTS - 98.0%
   (Cost $21,792)                                 $23,133
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - 2.0%          $   467
-----------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional
   Class (unlimited authorization -
   no par value) based on 1,831,314
   outstanding shares of beneficial
   interest                                        18,792
Portfolio Shares of Retail Class
   (unlimited authorization - no par
   value) based on 323,666 outstanding
   shares of beneficial interest                    3,425
Undistributed net investment income                    19
Accumulated net realized gain on investments           23
Net unrealized appreciation on investments          1,341
-----------------------------------------------------------
 TOTAL NET ASSETS -100.0%                         $23,600
-----------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE - INSTITUTIONAL CLASS           $10.95
-----------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE - RETAIL CLASS                  $10.94
-----------------------------------------------------------
 MAXIMUM OFFERING PRICE PER SHARE -
   RETAIL CLASS ($10.94/95.25%)                    $11.49
-----------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
ADR-AMERICAN DEPOSITORY RECEIPTS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                     -----------
                                                                     17

STATEMENT OF NET ASSETS (UNAUDITED)
ARK FUNDS: CAPITAL GROWTH PORTFOLIO

A Pie chart depicting percentage of total portfolio investments as follows:

HOUSEHOLD PRODUCTS -- 2%
CONSUMER PRODUCTS -- 14%
RETAIL -- 9%
OIL-ENERGY -- 7%
BUILDING AND CONSTRUCTION -- 1%
FINANCIAL -- 15%
MISCELLANEOUS -- 2%
CHEMICALS AND DRUGS -- 12%
REPURCHASE AGREEMENTS -- 2%
DURABLE GOODS -- 36%

% OF TOTAL PORTFOLIO INVESTMENTS


------------------------------------------------------------
                                                 MARKET
DESCRIPTION                       SHARES         VALUE (000)
------------------------------------------------------------
COMMON STOCKS - 99.4%
   AIRCRAFT - 2.4%
   Lockheed Martin                10,000           $  896
------------------------------------------------------------
   TOTAL AIRCRAFT                                  $  896
------------------------------------------------------------
   BANKS - 8.3%
   Banc One                       23,000              975
   Chase Manhattan                12,500            1,072
   Mellon Bank                     7,000              456
   Norwest                        12,000              527
------------------------------------------------------------
   TOTAL BANKS                                     $3,030
------------------------------------------------------------
   BROADCASTING, NEWSPAPERS & ADVERTISING - 0.4%
   Lamar Advertising*              5,500              151
------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING    $  151
------------------------------------------------------------
   CHEMICALS - 1.3%
   Monsanto                       12,000              475
------------------------------------------------------------
   TOTAL CHEMICALS                                 $  475
------------------------------------------------------------
   COMPUTER SOFTWARE - 5.8%
   Award Software International*  33,000              231
   Computer Associates
      International               15,000              887
   Infinity Financial*            10,000              164
   Microsoft*                      5,000              686
   Trusted Information System*    10,000              135
------------------------------------------------------------
   TOTAL COMPUTER SOFTWARE                         $2,103
------------------------------------------------------------
   COMPUTERS & SERVICES - 5.6%
   Ceridian*                      18,000              893
   Micron Electronics*            35,000              521
   Sun Microsystems*               2,800              171
   U.S. Robotics*                  7,500              472
------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                      $2,057
------------------------------------------------------------
   DRUGS - 9.2%
   Abbott Laboratories            15,000              759
   American Home Products         10,000              612
   Dura Pharmaceuticals*          16,000              552
   Jones Medical Industries        9,400              409
   Schering Plough                16,000            1,024
------------------------------------------------------------
   TOTAL DRUGS                                     $3,356
------------------------------------------------------------



------------------------------------------------------------
                                                 MARKET
DESCRIPTION                       SHARES         VALUE (000)
------------------------------------------------------------


   ELECTRICAL EQUIPMENT - 3.2%
   General Electric               12,000           $1,161
------------------------------------------------------------
   TOTAL ELECTRICAL EQUIPMENT                      $1,161
------------------------------------------------------------
   ENTERTAINMENT - 3.0%
   Carnival                       20,000              602
   Walt Disney                     7,000              461
------------------------------------------------------------
   TOTAL ENTERTAINMENT                             $1,063
------------------------------------------------------------
   FINANCIAL SERVICES - 4.2%
   American Express               20,000              940
   Federal Home Loan Mortgage
      Corporation                  6,000              606
------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                        $1,546
------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 9.2%
   Coca Cola                      10,000              505
   CPC International              11,000              868
   PepsiCo                        30,000              889
   Philip Morris                   7,500              695
   Unilever NV                     2,500              382
------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                  $3,339
------------------------------------------------------------
   HOUSEHOLD PRODUCTS - 2.6%
   Colgate Palmolive               5,000              460
   Procter & Gamble                5,000              495
------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                        $  955
------------------------------------------------------------
   INSURANCE - 2.5%
   American International Group    4,500              489
   Travelers                       8,000              434
------------------------------------------------------------
   TOTAL INSURANCE                                 $  923
------------------------------------------------------------
   LEISURE PRODUCTS - 2.1%
   Mattel                         27,000              780
------------------------------------------------------------
   TOTAL LEISURE PRODUCTS                          $  780
------------------------------------------------------------
   MACHINERY - 2.6%
   Caterpillar                     7,000              480
   Deere                          11,000              459
------------------------------------------------------------
   TOTAL MACHINERY                                 $  939
------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 6.6%
   Becton Dickinson               20,000              870
   Guidant                        18,000              830
   Johnson & Johnson              12,500              616
   Medtronic                       1,501               97
------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES               $2,413
------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 0.8%
   CUC International*             12,500              306
------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES           $  306
------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS - 3.2%
   Apache                         15,000              533
   Transocean Offshore            10,000              632
------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                 $1,165
------------------------------------------------------------


-----------
         18

                                                                  [LOGO OMITTED]
                                                                OCTOBER 31, 1996



------------------------------------------------------------
                                                 MARKET
DESCRIPTION                       SHARES         VALUE (000)
------------------------------------------------------------
   PETROLEUM REFINING - 3.4%
   Chevron                         6,000          $   395
   Exxon                           5,000              443
   Mobil                           3,500              409
------------------------------------------------------------
   TOTAL PETROLEUM REFINING                       $ 1,247
------------------------------------------------------------
   PROFESSIONAL SERVICES - 0.7%
   International Network Services* 7,500              268
------------------------------------------------------------
   TOTAL PROFESSIONAL SERVICES                    $   268
------------------------------------------------------------
   RETAIL - 8.9%
   Home Depot                     12,000              657
   McDonald's                      8,000              355
   Outback Steakhouse*            15,000              348
   Sears Roebuck                  18,000              871
   TJX                            12,500              500
   Wal-Mart Stores                20,000              532
------------------------------------------------------------
   TOTAL RETAIL                                   $ 3,263
------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 3.8%
   Intel                           5,000              549
   National Semiconductor*        20,000              385
   SGS-Thomson Microelectronics*   8,500              445
------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS              $ 1,379
------------------------------------------------------------
   TECHNOLOGY - 7.1%
   3Com*                          16,600            1,123
   Cisco Systems*                 13,000              804
   Hewlett Packard                15,000              662
------------------------------------------------------------
   TOTAL TECHNOLOGY                               $ 2,589
------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 2.5%
   Advanced Fibre Communication*   2,000              114
   Lightbridge*                   25,000              241
   Newbridge Networks*            10,000              316
   RMH Teleservices*              30,000              221
------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS          $   892
------------------------------------------------------------
------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $32,993)                                 $36,296
------------------------------------------------------------


------------------------------------------------------------
                                  PRINCIPAL      MARKET
DESCRIPTION                       AMOUNT (000)   VALUE (000)
------------------------------------------------------------
REPURCHASE AGREEMENT - 1.8%
   CS First Boston
      5.580%, dated 10/31/96,
      matures 11/01/96,
      repurchase price $652,403
      (collateralized by U.S.
      Treasury Note, total par
      value $600,000, 9.125%,
      05/15/99: total market value
      $669,957)                     $652          $   652
------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (Cost $652)                                    $   652
------------------------------------------------------------
TOTAL INVESTMENTS - 101.2%
   (Cost $33,645)                                 $36,948
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - (1.2%)        $  (435)
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional
   Class (unlimited authorization -
   no par value) based on 2,778,302
   outstanding shares of beneficial
   interest                                        26,694
Portfolio Shares of Retail Class (unlimited
   authorization - no par value) based on
    254,006 outstanding shares of
   beneficial interest                              2,843
Undistributed net investment income                   382
Accumulated net realized gain on investments        3,291
Net unrealized appreciation on investments          3,303
------------------------------------------------------------
 TOTAL NET ASSETS - 100.0%                        $36,513
------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE - INSTITUTIONAL CLASS           $12.04
------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE - RETAIL CLASS                  $12.01
------------------------------------------------------------
 MAXIMUM OFFERING PRICE PER SHARE -
   RETAIL CLASS ($12.01/95.25%)                    $12.61
------------------------------------------------------------

*NON-INCOME PRODUCING SECURITY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                     -----------
                                                                     19

SCHEDULE OF INVESTMENTS (UNAUDITED)

ARK FUNDS: SPECIAL EQUITY PORTFOLIO

A Pie chart depicting percentage of total portfolio investments as follows:


AMERICAN DEPOSITORY RECEIPT -- 1%
MISCELLANEOUS -- 4%
UTILITIES -- 1%
OIL-ENERGY -- 7%
RETAIL -- 2%
FINANCIAL OPTIONS -- 2%
CONSUMER PRODUCTS -- 3%
U.S. AGENCY BACKED BONDS -- 32%
REAL ESTATE INVESTMENT TRUST -- 2%
FINANCIAL -- 10%
CHEMICALS AND DRUGS -- 3%
DURABLE GOODS -- 33%

% OF TOTAL PORTFOLIO INVESTMENTS


------------------------------------------------------------
                                                MARKET
DESCRIPTION                       SHARES        VALUE (000)
------------------------------------------------------------
COMMON STOCKS - 71.5%
   AIR TRANSPORTATION - 0.4%
   Great Lakes Aviation Limited*  40,700             $117
------------------------------------------------------------
   TOTAL AIR TRANSPORTATION                          $117
------------------------------------------------------------
   BANKS - 1.9%
   New York Bancorp                4,100              139
   Southern National              10,000              346
------------------------------------------------------------
   TOTAL BANKS                                       $485
------------------------------------------------------------
   BROADCASTING, NEWSPAPERS & ADVERTISING - 3.7%
   American Radio Systems*         5,000              152
   Catalina Marketing*             4,000              204
   Evergreen Media, Cl A*          5,000              135
   Outdoor Systems*               10,000              447
------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING      $938
------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT - 1.0%
   Ultrak*                        10,000              264
------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                    $264
------------------------------------------------------------
   COMPUTERS & SERVICES - 2.8%
   Ciber*                          5,000              178
   HCIA*                          10,000              277
   Natural Microsystems*           5,000              266
------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                        $721
------------------------------------------------------------
   COMPUTER SOFTWARE - 2.5%
   Cognos*                         5,000              157
   Computer Learning Centers*     10,000              268
   Hyperion Software*             10,000              204
------------------------------------------------------------
   TOTAL COMPUTER SOFTWARE                           $629
------------------------------------------------------------
   CONSUMER PRODUCTS - 0.7%
   Vans*                          10,000              166
------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS                           $166
------------------------------------------------------------


------------------------------------------------------------
                                                 MARKET
DESCRIPTION                       SHARES         VALUE (000)
------------------------------------------------------------
   DRUGS - 4.2%
   Chirex*                         8,000           $   80
   Jones Medical Industries       10,000              435
   NBTY*                          12,000              187
   North American Vaccine*         5,000              111
   Rexall Sundown*                10,000              271
------------------------------------------------------------
   TOTAL DRUGS                                     $1,084
------------------------------------------------------------
   ELECTRICAL TECHNOLOGY - 3.3%
   Nichols Research*              10,000              348
   TNP Enterprises                 9,000              233
   United Television               2,900              255
------------------------------------------------------------
   TOTAL ELECTRICAL TECHNOLOGY                     $  836
------------------------------------------------------------
   FINANCIAL SERVICES - 8.0%
   Aames Financial                10,000              446
   Americredit*                   10,000              190
   Associates First Capital        5,000              217
   IMC Mortgage*                  15,000              562
   Imperial Credit Industries*    20,000              362
   Quick & Reilly Group           10,000              264
------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                        $2,041
------------------------------------------------------------
   GAS/NATURAL GAS - 1.9%
   Laclede Gas                     8,000              187
   Questar                         8,000              288
------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                           $  475
------------------------------------------------------------
   HOUSEHOLD FURNITURE & FIXTURES - 1.1%
   O'Sullivan Industries
     Holdings*                    25,000              291
------------------------------------------------------------
   TOTAL HOUSEHOLD FURNITURE & FIXTURES            $  291
------------------------------------------------------------
   HOUSEHOLD PRODUCTS - 1.1%
   American Safety Razor*         10,000              124
   Armor All Products             10,000              168
------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                        $  292
------------------------------------------------------------
   INSURANCE - 5.0%
   American Travelers*            25,000              859
   Fremont General                10,000              294
   HCC Insurance Holdings          5,000              128
------------------------------------------------------------
   TOTAL INSURANCE                                 $1,281
------------------------------------------------------------
   LEASING & RENTING - 1.2%
   Leasing Solutions*             10,000              315
------------------------------------------------------------
   TOTAL LEASING & RENTING                         $  315
------------------------------------------------------------
   MACHINERY - 0.2%
   Engineered Support System       5,000               48
------------------------------------------------------------
   TOTAL MACHINERY                                 $   48
------------------------------------------------------------
   MARINE TRANSPORTATION - 1.0%
   Teekay Shipping                 8,000              249
------------------------------------------------------------
   TOTAL MARINE TRANSPORTATION                     $  249
------------------------------------------------------------

                                                                  [LOGO OMITTED]
                                                                OCTOBER 31, 1996


-------------------------------------------------------------
                                                 MARKET
DESCRIPTION                       SHARES         VALUE (000)
-------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 5.5%
   Healthcor Holdings*            30,000           $  285
   Nellcor*                        5,000               97
   Optical Sensors*               10,000               87
   Physician Sales & Services*    10,000              212
   Physio-Control International*  10,000              195
   Vivus*                         10,000              335
   Xomed Surgical Products*        7,500              194
-------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES               $1,405
-------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 6.8%
   Cambridge Technology Partners* 15,000              495
   E*TRADE Group*                  5,000               56
   Fiserv*                         5,000              192
   G&K Services                    5,000              145
   National Data                   4,000              164
   Saville Systems Ireland ADR*    5,000              216
   Sitel*                         10,000              198
   Vanstar*                        5,000              119
   Xlconnect Solutions*            5,000              146
-------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES           $1,731
-------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS - 8.5%
   Comstock Resources*            25,000              322
   Helmerich &Payne               10,000              541
   KN Energy                       8,000              299
   Oryx Energy*                   10,000              192
   Parker & Parsley Petroleum     10,000              288
   Stone Energy*                  25,000              525
-------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                 $2,167
-------------------------------------------------------------
   PHARMACEUTICAL PREPARTIONS - 0.4%
   Sparta Pharmaceuticals Unit*   66,666              100
-------------------------------------------------------------
   TOTAL PHARMACEUTICAL PREPARATIONS               $  100
-------------------------------------------------------------
   PROFESSIONAL SERVICES - 1.2%
   Cognizant* (A)                  5,000              156
   Devry*                          3,000              150
-------------------------------------------------------------
   TOTAL PROFESSIONAL SERVICES                     $  306
-------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUST - 3.6%
   Apartment Investment
      & Management                12,000              279
   Health Care Property Investors  8,000              281
   United Dominion Realty         25,000              353
-------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUST              $  913
-------------------------------------------------------------
   RETAIL - 4.1%
   Cash America International     20,000              145
   CKE Restaurants                 5,000              149
   Landry's Seafood Restaurants*   6,000              123
   Papa John's International*      3,000              149
   Paul Harris Stores*            20,000              222
   Tech Data*                     10,000              258
-------------------------------------------------------------
   TOTAL RETAIL                                    $1,046
-------------------------------------------------------------



-------------------------------------------------------------
                                SHARES/PRINCIPAL  MARKET
DESCRIPTION                     AMOUNT (000)      VALUE (000)
-------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 0.4%
   ATC Communications Group*       5,000          $    95
-------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS          $    95
-------------------------------------------------------------
   WHOLESALE - 1.0%
   Fleming                        15,000              261
-------------------------------------------------------------
   TOTAL WHOLESALE                                $   261
-------------------------------------------------------------
-------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $18,218)                                 $18,256
-------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATION - 35.1%
   Federal Home Loan Mortgage
       5.530%, 11/01/96           $8,962            8,963
-------------------------------------------------------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATION
   (Cost $8,963)                                  $ 8,963
-------------------------------------------------------------
INDEX OPTIONS - 1.9%
   Nasdaq 100 Index
      December 630 Put*              (200)            (45)
   Nasdaq 100 Index
      December 660 Put*               150              62
   Nasdaq 100 Index
      December 670 Put*               100              51
   Nasdaq 100 Index
      December 710 Put*                50              54
   Nasdaq 100 Index
      January 700 Put*               (100)           (134)
   Nasdaq 100 Index
      January 740 Put*                100             248
   Philadelphia Semiconductor
      Index March 155 Put*           (275)           (148)
   Philadelphia Semiconductor
      Index March 185 Put*           275              416
-------------------------------------------------------------
TOTAL INDEX OPTIONS
   (Cost $1,055)                                  $   504
-------------------------------------------------------------
TOTAL INVESTMENTS - 108.5% OF NET ASSETS
   (Cost $28,236)                                 $27,723
-------------------------------------------------------------
(A)  WHEN ISSUED SECURITY
* NON-INCOME PRODUCING SECURITY
ADR-AMERICAN DEPOSITORY RECEIPTS
CL-CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                     -----------
                                                                     21

STATEMENT OF NET ASSETS (UNAUDITED)

ARK FUNDS: INTERNATIONAL EQUITY PORTFOLIO

A pie chart dipicting the percentage of totla portfolio investments as follows:

CASH -- 8%
OTHER FAR EAST -- 11%
CONTINENTAL EUROPE -- 31%
JAPAN -- 38%
UNITED KINGDOM -- 12%

% OF TOTAL PORTFOLIO INVESTMENTS


--------------------------------------------------------------
                                                  MARKET
DESCRIPTION                       SHARES          VALUE (000)
--------------------------------------------------------------
FOREIGN COMMON STOCKS - 91.1%
   AUSTRALIA - 1.7%
   Broken Hill Proprietary           333             $  4
   Burns Phillip                   7,203               11
   National Australia Bank         1,366               15
   RTZ-CRA Group                   1,075               17
   Western Mining                  1,971               12
--------------------------------------------------------------
   TOTAL AUSTRALIA                                   $ 59
--------------------------------------------------------------
   FRANCE - 6.3%
   Accor                             330               41
   AXA                               500               31
   Cie Generale des Eaux             409               49
   Groupe SEB                        273               55
   Total, Series B                   460               36
--------------------------------------------------------------
   TOTAL FRANCE                                      $212
--------------------------------------------------------------
   GERMANY - 5.6%
   Bayer                           1,120               42
   Deutsche Bank                     600               28
   Douglas Holding                   500               21
   Mannesmann                        180               70
   RWE                               700               29
--------------------------------------------------------------
   TOTAL GERMANY                                     $190
--------------------------------------------------------------
   HONG KONG - 2.5%
   Cheung Kong Holdings            2,606               21
   First Pacific                  18,000               25
   HSBC Holdings                   1,200               24
   Swire Pacific, Series A         1,736               15
--------------------------------------------------------------
   TOTAL HONG KONG                                   $ 85
--------------------------------------------------------------
   INDONESIA - 0.9%
   PT Indosat, ADR                 1,000               30
--------------------------------------------------------------
   TOTAL INDONESIA                                   $ 30
--------------------------------------------------------------



--------------------------------------------------------------
                                                   MARKET
DESCRIPTION                         SHARES         VALUE (000)
--------------------------------------------------------------
   ITALY - 1.1%
   Benetton Group                    3,200            $  38
--------------------------------------------------------------
   TOTAL ITALY                                        $  38
--------------------------------------------------------------
   JAPAN - 38.2%
   Akita Bank                        2,000               13
   Asahi Chemical Industries         5,000               31
   Asahi Diamond Industrial          3,000               31
   Asahi Glass                       3,000               32
   Chiyoda                           3,000               56
   DDI                                   6               45
   Fukuda                            2,000               16
   Hitachi                           4,000               36
   Hitachi Metals                    3,000               25
   Matsushita Electric               3,000               48
   Mitsubishi Heavy Industries       7,000               54
   Mitsui                            6,000               49
   Mitsui Trust & Banking            4,000               39
   Miura                             1,000               15
   Mizuno                            5,000               39
   Nagase                            5,000               43
   Nippon Telegraph & Telephone          3               21
   Nippon Yusen Kabushik             7,000               35
   Nomura Securities                 2,000               33
   Ohsho Food Service                2,000               35
   Olympus Optical                   6,000               54
   Orix                              1,000               37
   Royal                             1,000               23
   Sagami Railway                    6,000               25
   Sankyo                            1,000               25
   Shimachu                          2,000               55
   Shinki                            1,000               26
   Shohkoh Fund                        200               42
   Sodick*                           2,000               20
   Sumitomo Electric                 4,000               53
   Taiko Bank                        5,000               21
   Tokio Marine & Fire Insurance     3,000               33
   Tokyo Tungsten                    1,000                8
   Toppan Printing                   4,000               49
   Toshiba                           8,000               50
   Toyota Motor                      2,000               47
   Tsudakoma                         3,000               17
   Tsuzuki Denki*                    1,000                9
--------------------------------------------------------------
   TOTAL JAPAN                                       $1,290
--------------------------------------------------------------
   MALAYSIA - 3.0%
   Arab Malaysian Merchant Bank      3,000           $   16
   Genting Berhad                    1,000                7
   Land and General                  4,500               10
   Malayan Banking                   3,000               30
   UMW Holdings Berhad               8,266               38
--------------------------------------------------------------
   TOTAL MALAYSIA                                    $  101
--------------------------------------------------------------
   NETHERLANDS - 6.2%
   ABN-Amro Holdings                 1,032               58
   Aegon                             1,313               67
   Ahold                               650               38
   Koninklijke PTT Nederland           621               22
   Verenigde Nederlandse Uigevbedri  1,400               25
--------------------------------------------------------------
   TOTAL NETHERLANDS                                 $  210
--------------------------------------------------------------


-----------
         22

                                                                 [LOGO OMITTED]
                                                               OCTOBER 31, 1996


-------------------------------------------------------------
                                                  MARKET
DESCRIPTION                       SHARES          VALUE (000)
-------------------------------------------------------------
   SINGAPORE - 2.2%
   DBS Land                        3,000                9
   Development Bank of Singapore   1,000               12
   Keppel                          2,000               15
   Malayan Credit                  3,000                5
   Singapore Press, Series F       2,000               33
-------------------------------------------------------------
   TOTAL SINGAPORE                                   $ 74
-------------------------------------------------------------
   SPAIN - 1.9%
   Banco de Santander                654               34
   Repsol                            937               31
-------------------------------------------------------------
   TOTAL SPAIN                                       $ 65
-------------------------------------------------------------
   SWEDEN - 3.0%
   Atlas AB, Series A              2,502               52
   Ericsson                          900               24
   Stora Kopparbergs, Series A     1,900               25
-------------------------------------------------------------
   TOTAL SWEDEN                                      $101
-------------------------------------------------------------
   SWITZERLAND - 5.7%
   Alusuisse-Lonza                    50               37
   BBC Brown Boveri                   27               33
   CS Holdings                       100               10
   Nestle SA                          55               60
   Roche Holdings                      7               53
-------------------------------------------------------------
   TOTAL SWITZERLAND                                 $193
-------------------------------------------------------------
   THAILAND - 0.8%
   Finance One Public              3,000                8
   Land and House                    999                8
   Total Access Communication      1,500               10
-------------------------------------------------------------
   TOTAL THAILAND                                    $ 26
-------------------------------------------------------------
   UNITED KINGDOM - 12.0%
   Barclays Bank                     846             $ 13
   BAT Industries                  2,370               17
   BOC Group                       1,461               21
   British Airport Authority       2,600               21
   British Petroleum               2,083               22
   Burton Group                    3,600                9
   General Accident                1,900               23
   General Electric                3,707               23
   GKN                             1,000               19
   Guinness                        2,209               16
   HSBC Holdings                     700               15
   Marks & Spencer                 1,299               11
   National Westminster              995               11
   Prudential                      3,043               23
   Reuters Holdings                1,795               22
   Sainsbury (J)                   2,805               17
   Shell Transportation & Trading  1,473               24
   Smithkline Beecham, Series A    1,956               24
   TI Group                        1,000                9
   TSB Group                       1,867               12
   Unilever                          300                6
   Vodafone Group                  5,000               19
   Zeneca Group                    1,014               28
-------------------------------------------------------------
   TOTAL UNITED KINGDOM                            $  405
-------------------------------------------------------------
-------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
   (Cost $2,919)                                   $3,079
-------------------------------------------------------------
FOREIGN PREFERRED STOCK - 1.6%
   GERMANY - 1.6%
   GEA                               160               54
-------------------------------------------------------------
   TOTAL GERMANY                                   $   54
-------------------------------------------------------------
-------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCK
   (Cost $56)                                      $   54
-------------------------------------------------------------
U.S. TREASURY OBLIGATION - 2.8%
   U.S. Treasury Bill
      4.89%, 11/07/96                $95               95
-------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATION
   (Cost $95)                                      $   95
-------------------------------------------------------------
TOTAL INVESTMENTS - 95.5%
   (Cost $3,070)                                   $3,228
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - 4.5%           $  151
-------------------------------------------------------------

                                                                      ----------
                                                                      23

INTERNATIONAL EQUITY PORTFOLIO CONTINUED

--------------------------------------------------------------------------------
                                PRINCIPAL         MARKET
DESCRIPTION                     AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio shares of Institutional
   Class (unlimited authorization -
   no par value) based on 318,029
   outstanding shares of beneficial
   interest                                        $3,144
Undistributed net investment income                    11
Accumulated net realized gain on investments           66
Net unrealized appreciation on investments            158
--------------------------------------------------------------------------------
 TOTAL NET ASSETS - 100.0%                         $3,379
--------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE - INSTITUTIONAL CLASS           $10.62
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
ADR - AMERICAN DEPOSITORY RECEIPTS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

----------
        24

                                                                  [LOGO OMITTED]
                                                                OCTOBER 31, 1996


                                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

FOR THE PERIOD ENDED OCTOBER 31, 1996

                                                                         SPECIAL
                                                        INCOME            EQUITY
                                                       PORTFOLIO         PORTFOLIO
                                                       ---------         ---------
ASSETS:
   Investments at market value (cost $214,799
      and $28,236, respectively)                       $ 217,081         $  27,723
   Cash                                                     --                   4
   Receivable for investment securities sold              15,295             3,406
   Receivable for capital shares sold                        161                60
   Other assets                                            2,483                17
                                                       ---------         ---------
     Total assets                                        235,020            31,210
                                                       ---------         ---------
LIABILITIES:
   Distribution payable                                      952              --
   Payable for investment securities purchased            43,657             5,672
   Payable for capital shares repurchased                      1              --
   Other liabilities                                         247              --
                                                       ---------         ---------
     Total liabilities                                    44,857             5,672
                                                       ---------         ---------
NET ASSETS:
   Portfolio shares of Institutional Class
     (unlimited authorization -- no par value)
     based on 18,641,099 and 1,839,701
     outstanding shares of beneficial interest,
     respectively                                        187,515            19,571
   Portfolio shares of Retail Class (unlimited
     authorization -- no par value) based on
     448,213 and 81,284 outstanding shares of
     beneficial interest, respectively                     4,567             1,167
   Undistributed net investment income (loss)                  3               (34)
   Accumulated net realized gain (loss)
     on investments                                       (4,204)            5,347
   Net unrealized appreciation (depreciation)
     on investments                                        2,282              (513)
                                                       ---------         ---------
   NET ASSETS                                          $ 190,163         $  25,538
                                                       =========         =========
   NET ASSET VALUE, OFFERING AND REDEMPTION
      PRICE PER SHARE--INSTITUTIONAL CLASS             $    9.96         $   13.29
                                                       =========         =========
   NET ASSET VALUE AND REDEMPTION PRICE PER
      SHARE--RETAIL CLASS                              $   10.07         $   13.30
                                                       =========         =========
   MAXIMUM OFFERING PRICE PER SHARE--
      RETAIL CLASS (1)                                 $   10.54         $   13.96
                                                       =========         =========

(1)The offering price is calculated by dividing the Net Asset Value by 1 minus the maximum sales charge of 4.50% and 4.75%, respectively.

    The accompanying notes are an integral part of the financial statements.

                                                                     -----------

                                                                  [LOGO OMITTED]
                                                                OCTOBER 31, 1996
STATEMENT OF OPERATIONS (000) (UNAUDITED)

FOR THE PERIOD ENDED OCTOBER 31, 1996

                                        U.S.        U.S.
                                      TREASURY   GOVERNMENT                TAX-FREE
                                       MONEY       MONEY        MONEY       MONEY     SHORT-TERM
                                       MARKET      MARKET       MARKET      MARKET     TREASURY    INCOME     BALANCED
                                      PORTFOLIO   PORTFOLIO    PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                      ---------   ---------   ---------   ---------   ----------  ---------   ---------
INVESTMENT INCOME:
   Dividends                           $   --      $   --      $   --      $   --      $   --      $   --      $    383
   Interest                               9,464      31,205      12,384       2,104         612       6,351       1,488
   Less: Foreign Taxes Withheld            --          --          --          --          --          --          --
                                       --------    --------    --------    --------    --------    --------    --------
     Total Investment Income              9,464      31,205      12,384       2,104         612       6,351       1,871

EXPENSES:
   Administrator Fees                       235         752         294          78          14         122          66
   Waiver of Administrator Fees            --          --           (15)       --          --          --          --
   Investment Advisory Fees                 451       1,445         565         150          38         467         282
   Waiver/Contribution of Investment
     Advisory Fees                         (108)       (636)       (339)        (96)         (5)       --          --
   Custodian Fees                            36         116          45          14           3          19          13
   Professional Fees                         15          39          19           5           1           8           4
   Registration Fees                         27          94          29          12           7          11           8
   Distribution Fees - Retail Class          11        --           138          19           4           5           5
   Waiver of Distribution Fees -
     Retail Class                            (2)       --          --            (4)         (4)         (1)         (1)
   Distribution Fees -
     Institutional II Class                  31          17          21           6        --          --          --
   Printing Fees                              6          17           8           2        --             3           2
   Trustee Fees                               3           9           4           1        --             2           1
   Amortization of Deferred
     Organization Costs                       2           2           2           2           2           2           2
   Miscellaneous Fees                         2          17           3           1        --             3           2
   Shareholder Servicing Fees -
     Retail Class                             7        --            83          11           1           3           3
   Waiver of Shareholder Servicing
     Fees - Retail Class                     (4)       --           (50)         (7)         (1)         (3)         (3)
                                       --------    --------    --------    --------    --------    --------    --------
     Total Expenses                         712       1,872         807         194          60         641         384
                                       --------    --------    --------    --------    --------    --------    --------
   Net Investment Income                  8,752      29,333      11,577       1,910         552       5,710       1,487
                                       --------    --------    --------    --------    --------    --------    --------
   Net Realized Gain (Loss) On:
     Investments                             (4)       --             2        --            25      (2,999)      2,117
     Foreign Currency Transactions         --          --          --          --          --          --          --
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments                        --          --          --          --           165       5,965      (2,540)
                                       --------    --------    --------    --------    --------    --------    --------
   Net Realized and Unrealized
     Gain (Loss) on Investments
     and Foreign Currency
     Transactions                            (4)       --             2        --           190       2,966        (423)
                                       --------    --------    --------    --------    --------    --------    --------
   Increase (Decrease) in Net
     Assets Resulting from
     Operations                        $  8,748    $ 29,333    $ 11,579    $  1,910    $    742    $  8,676    $  1,064
                                       ========    ========    ========    ========    ========    ========    ========

----------
        26






                                      BLUE CHIP    CAPITAL     SPECIAL   INTERNATIONAL
                                       EQUITY      GROWTH      EQUITY      EQUITY
                                      PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                      ---------   ---------   ---------  -------------
INVESTMENT INCOME:
   Dividends                           $    148    $    227    $     14    $     36
   Interest                                  44          21          76           5
   Less: Foreign Taxes Withheld            --          --          --            (3)
                                       --------    --------    --------    --------
     Total Investment Income                192         248          90          38

EXPENSES:
   Administrator Fees                        10          24          19           2
   Waiver of Administrator Fees            --          --          --          --
   Investment Advisory Fees                  47         113          86          14
   Waiver/Contribution of Investment
     Advisory Fees                          (16)       (113)       --            (6)
   Custodian Fees                             2           5           9           8
   Professional Fees                          1           2           5        --
   Registration Fees                          6           7           4           3
   Distribution Fees - Retail Class        --             3        --          --
   Waiver of Distribution Fees -
     Retail Class                          --            (3)       --          --
   Distribution Fees -
     Institutional II Class                --          --          --          --
   Printing Fees                           --             1           1        --
   Trustee Fees                            --          --          --          --
   Amortization of Deferred
     Organization Costs                       2           2        --          --
   Miscellaneous Fees                      --             1        --             6
   Shareholder Servicing Fees -
     Retail Class                          --             2        --          --
   Waiver of Shareholder Servicing
     Fees - Retail Class                   --            (2)       --          --
                                       --------    --------    --------    --------
     Total Expenses                          52          42         124          27
                                       --------    --------    --------    --------
   Net Investment Income                    140         206         (34)         11
                                       --------    --------    --------    --------
   Net Realized Gain (Loss) On:
     Investments                             23         882       4,816          17
     Foreign Currency Transactions         --          --          --            (2)
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments                       1,225         363      (7,545)       (218)
                                       --------    --------    --------    --------
   Net Realized and Unrealized
     Gain (Loss) on Investments
     and Foreign Currency
     Transactions                         1,248       1,245      (2,729)       (203)
                                       --------    --------    --------    --------
   Increase (Decrease) in Net
     Assets Resulting from
     Operations                        $  1,388    $  1,451    $ (2,763)   $   (192)
                                       ========    ========    ========    ========

                                                                      ----------

STATEMENT OF CHANGES IN NET ASSETS (000) (UNAUDITED)


                                         U.S. TREASURY                 U.S. GOVERNMENT
                                          MONEY MARKET                   MONEY MARKET                  MONEY MARKET
                                           PORTFOLIO                      PORTFOLIO                     PORTFOLIO
                                  ----------------------------  ----------------------------  ----------------------------
                                      5/1/96         5/1/95         5/1/96        5/1/95         5/1/96          5/1/95
                                   to 10/31/96     to 4/30/96    to 10/31/96    to 4/30/96     to 10/31/96     to 4/30/96
                                  -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
   Net Investment Income (Loss)    $     8,752    $    16,263    $    29,333    $    46,614    $    11,577    $    22,753
   Net Realized Gain (Loss) from
     Security Transactions
     and Foreign Currency
     Transactions                           (4)            14           --               11              2             10
   Net Change in Unrealized
     Appreciation (Depreciation)
     of Investments and Foreign
     Currency                             --             --             --             --             --             --
                                   -----------    -----------    -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
     Net Assets from Operations          8,748         16,277         29,333         46,625         11,579         22,763
                                   -----------    -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
   Institutional Class                  (7,074)       (14,187)       (28,503)       (45,937)        (7,818)       (17,731)
   Retail Class                           (206)           (72)          --             --           (2,695)        (4,145)
   Institutional II Class               (1,472)        (2,012)          (830)          (665)        (1,064)          (892)
   Net Capital Gains
   Institutional Class                    --             --             --             --             --             --
   Retail Class                           --             --             --             --             --             --
                                   -----------    -----------    -----------    -----------    -----------    -----------
   Total Distributions                  (8,752)       (16,271)       (29,333)       (46,602)       (11,577)       (22,768)
                                   -----------    -----------    -----------    -----------    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
   Shares Issued                       276,121        418,427      1,038,594      2,007,796        286,486        860,169
   Shares Issued in Lieu of
     Cash Distributions                      3              3             35             11           --                1
   Shares Redeemed                    (289,994)      (364,250)      (895,812)    (1,615,184)      (382,950)      (789,681)
                                   -----------    -----------    -----------    -----------    -----------    -----------
   Total Institutional Class
     Share Transactions                (13,870)        54,180        142,817        392,623        (96,464)        70,489
                                   -----------    -----------    -----------    -----------    -----------    -----------
   RETAIL CLASS:
   Shares Issued                        10,915         11,195           --             --           44,609         99,955
   Shares Issued in Lieu of
     Cash Distributions                    206             72           --             --            2,695          4,145
   Shares Redeemed                      (9,239)        (2,509)          --             --          (33,462)       (50,477)
                                   -----------    -----------    -----------    -----------    -----------    -----------
   Total Retail Class Share
     Transactions                        1,882          8,758           --             --           13,842         53,623
                                   -----------    -----------    -----------    -----------    -----------    -----------
   Institutional II Class:
   Shares Issued                        95,407        157,259        163,429        144,979         66,036         70,265
   Shares Issued in Lieu of
     Cash Distributions                   --             --             --             --             --             --
   Shares Redeemed                     (74,257)      (110,035)      (149,579)      (127,953)       (44,547)       (41,476)
                                   -----------    -----------    -----------    -----------    -----------    -----------
   Total Institutional II Class
     Share Transactions                 21,150         47,224         13,850         17,026         21,489         28,789
                                   -----------    -----------    -----------    -----------    -----------    -----------
   Increase (Decrease) in Net
     Assets from Shareholder
     Transactions                        9,162        110,162        156,667        409,649        (61,133)       152,901
                                   -----------    -----------    -----------    -----------    -----------    -----------
   NET INCREASE (DECREASE) IN
     NET ASSETS                          9,158        110,168        156,667        409,672        (61,131)       152,896
                                   -----------    -----------    -----------    -----------    -----------    -----------
NET ASSETS:
   Beginning of period                 331,237        221,069      1,060,785        651,113        481,836        328,940
                                   -----------    -----------    -----------    -----------    -----------    -----------
   End of period                   $   340,395    $   331,237    $ 1,217,452    $ 1,060,785    $   420,705    $   481,836
                                   ===========    ===========    ===========    ===========    ===========    ===========
SHARES ISSUED AND REDEEMED:
   Institutional Class:
   Shares Issued                       276,121        418,437      1,038,594      2,007,818        286,486        860,170
   Shares Issued in Lieu of
     Cash Distributions                      3              3             35             11           --                1
   Shares Redeemed                    (289,994)      (364,250)      (895,812)    (1,615,184)      (382,950)      (789,681)
                                   -----------    -----------    -----------    -----------    -----------    -----------
   Total Institutional Class
     Share Transactions                (13,870)        54,190        142,817        392,645        (96,464)        70,490
                                   -----------    -----------    -----------    -----------    -----------    -----------
   Retail Class:
   Shares Issued                        10,915         11,195           --             --           44,609         99,955
   Shares Issued in Lieu of
     Cash Distributions                    206             72           --             --            2,695          4,145
   Shares Redeemed                      (9,239)        (2,509)          --             --          (33,462)       (50,477)
                                   -----------    -----------    -----------    -----------    -----------    -----------
   Total Retail Class Share
     Transactions                        1,882          8,758           --             --           13,842         53,623
                                   -----------    -----------    -----------    -----------    -----------    -----------
   Institutional II Class:
   Shares Issued                        95,407        157,259        163,429        144,979         66,036         70,265
   Shares Issued in Lieu of
     Cash Distributions                   --             --             --             --             --             --
   Shares Redeemed                     (74,257)      (110,035)      (149,579)      (127,953)       (44,547)       (41,476)
                                   -----------    -----------    -----------    -----------    -----------    -----------
   Total Institutional II Class
     Share Transactions                 21,150         47,224         13,850         17,026         21,489         28,789
                                   -----------    -----------    -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
     Share Transactions                  9,162        110,172        156,667        409,671        (61,133)       152,902
                                   ===========    ===========    ===========    ===========    ===========    ===========


                                           TAX-FREE                    SHORT-TERM
                                          MONEY MARKET                   TREASURY
                                           PORTFOLIO                    PORTFOLIO
                                  ----------------------------  ----------------------------
                                     5/1/96         5/1/95         5/1/96        3/20/96
                                   to 10/31/96    to 4/30/96     to 10/31/96    to 4/30/96
                                  -------------  -------------  -------------  -------------
OPERATIONS:
   Net Investment Income (Loss)    $     1,910    $     3,388    $       552    $       104
   Net Realized Gain (Loss) from
     Security Transactions
     and Foreign Currency
     Transactions                         --                4             25           --
   Net Change in Unrealized
     Appreciation (Depreciation)
     of Investments and Foreign
     Currency                             --             --              165            (83)
                                   -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
     Net Assets from Operations          1,910          3,392            742             21
                                   -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
   Institutional Class                  (1,504)        (2,862)          (474)          (104)
   Retail Class                           (227)          (319)           (78)          --
   Institutional II Class                 (179)          (211)          --             --
   Net Capital Gains
   Institutional Class                    --             --             --             --
   Retail Class                           --             --             --             --
                                   -----------    -----------    -----------    -----------
   Total Distributions                  (1,910)        (3,392)          (552)          (104)
                                   -----------    -----------    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
   Shares Issued                        71,885        131,718          2,642         18,961
   Shares Issued in Lieu of
     Cash Distributions                   --             --             --             --
   Shares Redeemed                     (65,482)      (121,091)        (1,021)           (55)
                                   -----------    -----------    -----------    -----------
   Total Institutional Class
     Share Transactions                  6,403         10,627          1,621         18,906
                                   -----------    -----------    -----------    -----------
   Retail Class:
   Shares Issued                        14,051         26,603         17,300           --
   Shares Issued in Lieu of
     Cash Distributions                    227            319             78           --
   Shares Redeemed                     (15,169)       (13,234)        (1,324)          --
                                   -----------    -----------    -----------    -----------
   Total Retail Class Share
     Transactions                         (891)        13,688         16,054           --
                                   -----------    -----------    -----------    -----------
   Institutional II Class:
   Shares Issued                        15,670         28,161           --             --
   Shares Issued in Lieu of
     Cash Distributions                   --             --             --             --
   Shares Redeemed                     (13,076)       (18,774)          --             --
                                   -----------    -----------    -----------    -----------
   Total Institutional II Class
     Share Transactions                  2,594          9,387           --             --
                                   -----------    -----------    -----------    -----------
   Increase (Decrease) in Net
     Assets from Shareholder
     Transactions                        8,106         33,702         17,675         18,906
                                   -----------    -----------    -----------    -----------
   NET INCREASE (DECREASE) IN
     NET ASSETS                          8,106         33,702         17,865         18,823
                                   -----------    -----------    -----------    -----------
NET ASSETS:
   Beginning of period                 100,305         66,603         18,823           --
                                   -----------    -----------    -----------    -----------
   End of period                   $   108,411    $   100,305    $    36,688    $    18,823
                                   ===========    ===========    ===========    ===========
SHARES ISSUED AND REDEEMED:
   Institutional Class:
   Shares Issued                        71,885        131,714            265          1,896
   Shares Issued in Lieu of
     Cash Distributions                   --             --             --             --
   Shares Redeemed                     (65,482)      (121,091)          (102)            (5)
                                   -----------    -----------    -----------    -----------
   Total Institutional Class
     Share Transactions                  6,403         10,623            163          1,891
                                   -----------    -----------    -----------    -----------
   Retail Class:
   Shares Issued                        14,051         26,603          1,730           --
   Shares Issued in Lieu of
     Cash Distributions                    227            319              8           --
   Shares Redeemed                     (15,169)       (13,234)          (132)          --
                                   -----------    -----------    -----------    -----------
   Total Retail Class Share
     Transactions                         (891)        13,688          1,606           --
                                   -----------    -----------    -----------    -----------
   Institutional II Class:
   Shares Issued                        15,670         28,161           --             --
   Shares Issued in Lieu of
     Cash Distributions                   --             --             --             --
   Shares Redeemed                     (13,076)       (18,774)          --             --
                                   -----------    -----------    -----------    -----------
   Total Institutional II Class
     Share Transactions                  2,594          9,387           --             --
                                   -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
     Share Transactions                  8,106         33,698          1,769          1,891
                                   ===========    ===========    ===========    ===========

    The accompanying notes are an integral part of the financial statements.

-----------
         28

                                                                  [LOGO OMITTED]
                                                                OCTOBER 31, 1996


                                                                                               BLUE CHIP
                                            INCOME                    BALANCED                  EQUITY
                                           PORTFOLIO                  PORTFOLIO                PORTFOLIO
                                  ------------------------  ------------------------  ------------------------
                                    5/1/96        5/1/95      5/1/96        5/1/95      5/1/96        4/1/96
                                  to 10/31/96   to 4/30/96  to 10/31/96   to 4/30/96  to 10/31/96   to 4/30/96
                                  -----------   ----------  -----------   ----------  -----------  -----------

OPERATIONS:
   Net Investment Income (Loss)    $   5,710    $   6,728    $   1,487    $   3,277    $     140    $      13
   Net Realized Gain (Loss) from
     Security Transactions
     and Foreign Currency
     Transactions                     (2,999)         706        2,117        8,219           23         --
   Net Change in Unrealized
     Appreciation (Depreciation)
     of Investments and Foreign
     Currency                          5,965       (3,654)      (2,540)       7,402        1,225          116
                                   ---------    ---------    ---------    ---------    ---------    ---------
   Net Increase (Decrease) in
     Net Assets from Operations        8,676        3,780        1,064       18,898        1,388          129
                                   ---------    ---------    ---------    ---------    ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
   Institutional Class                (5,585)      (6,384)      (1,155)      (3,166)        (122)        --
   Retail Class                         (126)        (102)         (46)         (32)         (12)        --
   Institutional II Class               --           --           --           --           --           --
   Net Capital Gains
   Institutional Class                  --           --           --         (3,544)        --           --
   Retail Class                         --           --           --            (53)        --           --
                                   ---------    ---------    ---------    ---------    ---------    ---------
   Total Distributions                (5,711)      (6,486)      (1,201)      (6,795)        (134)        --
                                   ---------    ---------    ---------    ---------    ---------    ---------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
   Shares Issued                      17,176      134,768        9,276       27,190        7,830       11,327
   Shares Issued in Lieu of
     Cash Distributions                 --           --             12         --           --           --
   Shares Redeemed                   (15,382)     (17,667)     (11,780)     (27,957)        (365)        --
                                   ---------    ---------    ---------    ---------    ---------    ---------
   Total Institutional Class
     Share Transactions                1,794    $ 117,101       (2,492)        (767)       7,465       11,327
                                   ---------    ---------    ---------    ---------    ---------    ---------

   Retail Class:
   Shares Issued                       1,375        7,481        1,795        2,896        3,531         --
   Shares Issued in Lieu of
     Cash Distributions                  125          102           46           85           12         --
   Shares Redeemed                    (1,242)      (3,569)        (679)        (349)        (118)        --
                                   ---------    ---------    ---------    ---------    ---------    ---------
   Total Retail Class Share
     Transactions                        258        4,014        1,162        2,632        3,425         --
                                   ---------    ---------    ---------    ---------    ---------    ---------
   Institutional II Class:
   Shares Issued                        --           --           --           --           --           --
   Shares Issued in Lieu of
     Cash Distributions                 --           --           --           --           --           --
   Shares Redeemed                      --           --           --           --           --           --
                                   ---------    ---------    ---------    ---------    ---------    ---------
   Total Institutional II Class
     Share Transactions                 --           --           --           --           --           --
                                   ---------    ---------    ---------    ---------    ---------    ---------
   Increase (Decrease) in Net
     Assets from Shareholder
     Transactions                      2,052      121,115       (1,330)       1,865       10,890       11,327
                                   ---------    ---------    ---------    ---------    ---------    ---------
   NET INCREASE (DECREASE) IN
     NET ASSETS                        5,017      118,409       (1,467)      13,968       12,144       11,456
                                   ---------    ---------    ---------    ---------    ---------    ---------
NET ASSETS:
   Beginning of period               185,146       66,737      105,556       91,588       11,456         --
                                                                                       ---------    ---------
   End of period                   $ 190,163    $ 185,146    $ 104,089    $ 105,556    $  23,600    $  11,456
                                   =========    =========    =========    =========    =========    =========
SHARES ISSUED AND REDEEMED:
   Institutional Class:
   Shares Issued                       1,748       13,309          834        2,469          734        1,132
   Shares Issued in Lieu of
     Cash Distributions                 --           --              1         --           --           --
   Shares Redeemed                    (1,573)      (1,767)      (1,042)      (2,545)         (34)        --
                                   ---------    ---------    ---------    ---------    ---------    ---------
   Total Institutional Class
     Share Transactions                  175       11,542         (207)         (76)         700        1,132
                                   ---------    ---------    ---------    ---------    ---------    ---------
   Retail Class:
   Shares Issued                         140          739          159          262          333         --
   Shares Issued in Lieu of
     Cash Distributions                   12           10            4            8            1         --
   Shares Redeemed                      (126)        (357)         (61)         (31)         (11)        --
                                   ---------    ---------    ---------    ---------    ---------    ---------
   Total Retail Class Share
     Transactions                         26          392          102          239          323         --
                                   ---------    ---------    ---------    ---------    ---------    ---------
   Institutional II Class:
   Shares Issued                        --           --           --           --           --           --
   Shares Issued in Lieu of
     Cash Distributions                 --           --           --           --           --           --
   Shares Redeemed                      --           --           --           --           --           --
                                   ---------    ---------    ---------    ---------    ---------    ---------
   Total Institutional II Class
     Share Transactions                 --           --           --           --           --           --
                                   ---------    ---------    ---------    ---------    ---------    ---------
   Net Increase (Decrease) in
     Share Transactions                  201       11,934         (105)         163        1,023        1,132
                                   =========    =========    =========    =========    =========    =========

                                           CAPITAL                   SPECIAL              INTERNATIONAL
                                           GROWTH                    EQUITY                  EQUITY
                                          PORTFOLIO                 PORTFOLIO               PORTFOLIO
                                  ------------------------  ------------------------  ------------------------
                                    5/1/96       5/1/95       5/1/96       7/13/95      5/1/96        5/1/95
                                  to 10/31/96  to 4/30/96   to 10/31/96   to 4/30/96  to 10/31/96   to 4/30/96
                                  -----------  -----------  -----------  -----------  -----------  -----------

OPERATIONS:
   Net Investment Income (Loss)   $     206    $     567    $     (34)   $      65    $      11    $       5
   Net Realized Gain (Loss) from
     Security Transactions
     and Foreign Currency
     Transactions                       882        8,217        4,816          531           15          172
   Net Change in Unrealized
     Appreciation (Depreciation)
     of Investments and Foreign
     Currency                           363          275       (7,545)       7,032         (218)         300
                                  ---------    ---------    ---------    ---------    ---------    ---------
   Net Increase (Decrease) in
     Net Assets from Operations       1,451        9,059       (2,763)       7,628         (192)         477
                                  ---------    ---------    ---------    ---------    ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
   Institutional Class                 --           (638)        --            (90)        --            (70)
   Retail Class                        --            (17)        --           --           --           --
   Institutional II Class              --           --           --           --           --
   Net Capital Gains
   Institutional Class                 --         (3,005)        --           --           --            (69)
   Retail Class                        --           (125)        --           --           --           --
                                  ---------    ---------    ---------    ---------    ---------    ---------
   Total Distributions                 --         (3,785)        --            (90)        --           (139)
                                  ---------    ---------    ---------    ---------    ---------    ---------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
   Shares Issued                      2,436       12,998        3,549       26,526         --            154
   Shares Issued in Lieu of
     Cash Distributions                --           --           --           --           --            139
   Shares Redeemed                   (9,876)     (19,789)     (10,036)        (443)        --           --
                                  ---------    ---------    ---------    ---------    ---------    ---------
   Total Institutional Class
     Share Transactions              (7,440)      (6,791)      (6,487)      26,083         --            293
                                  ---------    ---------    ---------    ---------    ---------    ---------

   Retail Class:
   Shares Issued                      1,140        2,335        1,264         --           --           --
   Shares Issued in Lieu of
     Cash Distributions                --            141         --           --           --           --
   Shares Redeemed                     (309)        (862)         (97)        --           --           --
                                  ---------    ---------    ---------    ---------    ---------    ---------
   Total Retail Class Share
     Transactions                       831        1,614        1,167         --           --           --
                                  ---------    ---------    ---------    ---------    ---------    ---------
   Institutional II Class:
   Shares Issued                       --           --           --           --           --           --
   Shares Issued in Lieu of
     Cash Distributions                --           --           --           --           --           --
   Shares Redeemed                     --           --           --           --           --           --
                                  ---------    ---------    ---------    ---------    ---------    ---------
   Total Institutional II Class
     Share Transactions                --           --           --           --           --           --
                                  ---------    ---------    ---------    ---------    ---------    ---------
   Increase (Decrease) in Net
     Assets from Shareholder
     Transactions                    (6,609)      (5,177)      (5,320)      26,083         --            293
                                  ---------    ---------    ---------    ---------    ---------    ---------
   NET INCREASE (DECREASE) IN
     NET ASSETS                      (5,158)          97       (8,083)      33,621         (192)         631
                                  ---------    ---------    ---------    ---------    ---------    ---------
NET ASSETS:
   Beginning of period               41,671       41,574       33,621         --          3,571        2,940
                                  ---------    ---------    ---------    ---------    ---------    ---------
   End of period                  $  36,513    $  41,671    $  25,538    $  33,621    $   3,379    $   3,571
                                  =========    =========    =========    =========    =========    =========
SHARES ISSUED AND REDEEMED:
   Institutional Class:
   Shares Issued                        214        1,182          242        2,321         --             15
   Shares Issued in Lieu of
     Cash Distributions                --           --           --           --           --             13
   Shares Redeemed                     (847)      (1,808)        (686)         (37)        --           --
                                  ---------    ---------    ---------    ---------    ---------    ---------
   Total Institutional Class
     Share Transactions                (633)        (626)        (444)       2,284         --             28
                                  ---------    ---------    ---------    ---------    ---------    ---------
   Retail Class:
   Shares Issued                         99          210           88         --           --           --
   Shares Issued in Lieu of
     Cash Distributions                --             13         --           --           --           --
   Shares Redeemed                      (27)         (80)          (7)        --           --           --
                                  ---------    ---------    ---------    ---------    ---------    ---------
   Total Retail Class Share
     Transactions                        72          143           81         --           --           --
                                  ---------    ---------    ---------    ---------    ---------    ---------
   Institutional II Class:
   Shares Issued                       --           --           --           --           --           --
   Shares Issued in Lieu of
     Cash Distributions                --           --           --           --           --           --
   Shares Redeemed                     --           --           --           --           --           --
                                  ---------    ---------    ---------    ---------    ---------    ---------
   Total Institutional II Class
     Share Transactions                --           --           --           --           --           --
                                  ---------    ---------    ---------    ---------    ---------    ---------
   Net Increase (Decrease) in
     Share Transactions                (561)        (483)        (363)       2,284         --             28
                                  =========    =========    =========    =========    =========    =========

                                                                   -------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED OCTOBER 31, 1996 (UNAUDITED)
  AND THE YEARS ENDED APRIL 30,

                                                                                                        RATIO    RATIO OF
                                                                                               RATIO    OF NET   EXPENSES
                                                                     NET                        OF    INVESTMENT   TO
          NET ASSET          REALIZED AND                           ASSET             NET    EXPENSES   INCOME   AVERAGE
           VALUE,             UNREALIZED   DIVIDENDS DISTRIBUTIONS  VALUE,          ASSETS      TO        TO       NET
          BEGINNING   NET       GAINS OR   FROM NET      FROM        END            END OF    AVERAGE  AVERAGE    ASSETS   PORTFOLIO
         OF PERIOD INVESTMENT (LOSSES) ON INVESTMENT    CAPITAL      OF     TOTAL   PERIOD      NET       NET  (EXCLUDING  TURNOVER
          PERIOD    INCOME    INVESTMENTS   INCOME       GAINS     PERIOD  RETURN+   (000)    ASSETS    ASSETS   WAIVERS)    RATE
====================================================================================================================================
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------

 INSTITUTIONAL CLASS
 1996***    $1.00    0.02        --         (0.02)        --      $1.00     5.06%*  $261,387    0.37%*   4.86%*    0.43%*     --
 1996        1.00    0.05        --         (0.05)        --       1.00     5.32     275,259    0.36     5.18      0.45       --
 1995        1.00    0.05        --         (0.05)        --       1.00     4.60     221,069    0.38     4.59      0.47       --
 1994(1)     1.00    0.03        --         (0.03)        --       1.00     2.48     137,826    0.43*    2.80*     0.51*      --
 RETAIL CLASS
 1996***    $1.00    0.02        --         (0.02)        --      $1.00     4.80%*  $ 10,640    0.63%*   4.60%*    0.69%*     --
 1996 (2)    1.00    0.02        --         (0.02)        --       1.00     1.82       8,758    0.55*    4.71*     0.86*      --
 INSTITUTIONAL II CLASS
 1996***    $1.00    0.02        --         (0.02)        --      $1.00     4.95%*  $ 68,368    0.47%*   4.76%*    0.53%*     --
 1996 (3)    1.00    0.04        --         (0.04)        --       1.00     3.87      47,220    0.47*    4.98*     0.55*      --

--------------------------------------
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
--------------------------------------

 INSTITUTIONAL CLASS
 1996***    $1.00    0.03        --         (0.03)        --      $1.00     5.31%*$1,186,576    0.32%*   5.06%*    0.43%*     --
 1996        1.00    0.05        --         (0.05)        --       1.00     5.64   1,043,758    0.31     5.45      0.44       --
 1995        1.00    0.05        --         (0.05)        --       1.00     5.00     651,113    0.25     5.09      0.47       --
 1994 (1)    1.00    0.03        --         (0.03)        --       1.00     2.70     271,437    0.35*    3.03*     0.62*      --
 INSTITUTIONAL II CLASS
 1996***    $1.00    0.03        --         (0.03)        --      $1.00     5.21%*   $30,876    0.42%*   4.97%*    0.53%*     --
 1996 (3)    1.00    0.04        --         (0.04)        --       1.00     4.11      17,027    0.41*    5.25*     0.56*      --

----------------------
MONEY MARKET PORTFOLIO
----------------------

 INSTITUTIONAL CLASS
 1996***    $1.00    0.03        --         (0.03)        --      $1.00     5.44%*  $251,882    0.27%*   5.20%*    0.43%*     --
 1996        1.00    0.06        --         (0.06)        --       1.00     5.78     348,343    0.25     5.62      0.44       --
 1995        1.00    0.05        --         (0.05)        --       1.00     5.13     277,859    0.20     5.13      0.46       --
 1994 (1)    1.00    0.03        --         (0.03)        --       1.00     2.80     197,162    0.26*    3.16*     0.52*      --
 RETAIL CLASS
 1996***    $1.00    0.02        --         (0.02)        --      $1.00     5.12%*  $118,545    0.58%*   4.89%*    0.74%*     --
 1996        1.00    0.05        --         (0.05)        --       1.00     5.44     104,703    0.58     5.25      0.77       --
 1995        1.00    0.05        --         (0.05)        --       1.00     4.69      51,081    0.45     4.88      0.97       --
 1994 (4)    1.00   --           --         --            --       1.00     0.42          12    1.16*    2.26*   592.55*      --
 INSTITUTIONAL II CLASS
 1996***    $1.00    0.03        --         (0.03)        --      $1.00     5.34%*   $50,278    0.37%*   5.10%*    0.53%*     --
 1996  (5)   1.00    0.04        --         (0.04)        --       1.00     4.33      28,790    0.36*    5.37*     0.55*      --

-------------------------------
TAX-FREE MONEY MARKET PORTFOLIO
-------------------------------

 INSTITUTIONAL CLASS
 1996***    $1.00    0.02        --         (0.02)        --      $1.00     3.38%*  $ 81,142    0.28%*   3.21%*    0.44%*     --
 1996        1.00    0.04        --         (0.04)        --       1.00     3.61      74,739    0.22     3.54      0.45       --
 1995        1.00    0.03        --         (0.03)        --       1.00     3.24      64,112    0.22     3.21      0.47       --
 1994 (1)    1.00    0.02        --         (0.02)        --       1.00     1.87      66,692    0.35*    2.10*     0.53*      --
 RETAIL CLASS
 1996***    $1.00    0.01        --         (0.01)        --      $1.00     3.19%*  $ 15,288    0.54%*   2.96%*    0.85%*     --
 1996        1.00    0.03        --         (0.03)        --       1.00     3.53      16,179    0.34     3.33      0.90       --
 1995        1.00    0.03        --         (0.03)        --       1.00     2.74       2,491    0.75     2.68      2.94       --
 1994 (6)    1.00   --           --         --            --       1.00     0.20          50    1.25*    1.20*    32.17*      --
 INSTITUTIONAL II CLASS
 1996***    $1.00    0.02        --         (0.02)        --      $1.00     3.28%*  $ 11,981    0.38%*   3.13%*    0.55%*     --
 1996 (3)    1.00    0.02        --         (0.02)        --       1.00     2.62       9,387    0.33*    3.35*     0.58*      --

-----------------------------
SHORT-TERM TREASURY PORTFOLIO
-----------------------------

 INSTITUTIONAL CLASS
 1996***   $ 9.96    0.25       0.06        (0.24)        --     $10.03     3.34%   $ 20,591    0.55%*   5.04%*    0.60%*   80.21%
 1996 (7)   10.00    0.06      (0.04)       (0.06)        --       9.96     0.16      18,823    0.55*   (0.55)*    0.60*      --
 RETAIL CLASS
 1996***(8)$ 9.95    0.06       0.09        (0.07)        --     $10.03     1.52%   $ 16,097    0.56%*   5.05%*    1.06%*   80.21%

-------------
           30

                                                                  [LOGO OMITTED]
                                                                OCTOBER 31, 1996



                                                                        NET
             NET ASSET          REALIZED AND                           ASSET             NET
              VALUE,             UNREALIZED   DIVIDENDS DISTRIBUTIONS  VALUE,          ASSETS
             BEGINNING   NET       GAINS OR   FROM NET      FROM        END            END OF
            OF PERIOD INVESTMENT (LOSSES) ON INVESTMENT    CAPITAL      OF     TOTAL   PERIOD
             PERIOD    INCOME    INVESTMENTS   INCOME       GAINS     PERIOD  RETURN+   (000)
================================================================================================
----------------
INCOME PORTFOLIO
----------------

  INSTITUTIONAL CLASS
  1996***     $ 9.80    0.30         0.16        (0.30)    --         $ 9.96   4.80%  $185,648
  1996          9.60    0.61         0.20        (0.61)    --           9.80   8.46    180,962
  1995          9.61    0.58         0.02        (0.58)    (0.03)       9.60   6.53     66,441
  1994 (9)     10.00    0.38        (0.38)       (0.38)    (0.01)       9.61  (0.08)    54,289
  RETAIL CLASS
  1996***     $ 9.91    0.29         0.16        (0.29)    --         $10.07   4.64%  $  4,515
  1996          9.72    0.60         0.19        (0.60)    --           9.91   8.14      4,184
  1995          9.62    0.55         0.05        (0.47)    (0.03)       9.72   6.45        296
  1994 (10)     9.69    0.02        (0.06)       (0.03)    --           9.62  (0.41)        30

------------------
BALANCED PORTFOLIO
------------------

  INSTITUTIONAL CLASS
  1996***     $11.38    0.16        (0.07)       (0.13)    --         $11.34   0.80%  $ 99,614
  1996         10.04    0.34         1.71        (0.34)    (0.37)      11.38  20.90    102,233
  1995         10.16    0.33         0.03        (0.29)    (0.19)      10.04   3.75     91,039
  1994 (9)     10.00    0.19         0.17        (0.19)    (0.01)      10.16   3.56     88,208
  RETAIL CLASS
  1996***     $11.35    0.15        (0.06)       (0.12)    --         $11.32   0.80%  $  4,475
  1996         10.04    0.31         1.68        (0.31)    (0.37)      11.35  20.23      3,323
  1995         10.15    0.27         0.05        (0.24)    (0.19)      10.04   3.33        549
  1994 (11)    10.62    0.01        (0.43)       (0.05)    --          10.15  (3.95)       166

--------------------------
BLUE CHIP EQUITY PORTFOLIO
--------------------------

  INSTITUTIONAL CLASS
  1996***     $10.12    0.10         0.82        (0.09)    --         $10.95   9.10%  $ 20,058
  1996 (12)    10.00     --          0.12        --        --          10.12   1.20     11,456
  RETAIL CLASS
  1996***(15) $10.33    0.09         0.61        (0.09)    --         $10.94   6.78%  $  3,542

------------------------
CAPITAL GROWTH PORTFOLIO
------------------------

  INSTITUTIONAL CLASS
  1996***     $11.60    0.13         0.31        --        --         $12.04   3.79%  $ 33,463
  1996         10.20    0.16         2.17        (0.16)    (0.77)      11.60  23.62     39,560
  1995         10.19    0.14         0.16        (0.11)    (0.18)      10.20   3.15     41,170
  1994 (9)     10.00    0.06         0.21        (0.03)    (0.05)      10.19   2.66     52,233
  RETAIL CLASS
  1996***     $11.56    0.04         0.41        --        --         $12.01   3.89%  $  3,050
  1996         10.18    0.12         2.15        (0.12)    (0.77)      11.56  23.24      2,111
  1995         10.18    0.08         0.18        (0.08)    (0.18)      10.18   2.74        404
  1994 (11)    10.89     --         (0.71)       --        --          10.18  (6.52)        87

------------------------
SPECIAL EQUITY PORTFOLIO
------------------------

  INSTITUTIONAL CLASS
  1996***     $14.72   (0.03)       (1.40)       --        --         $13.29  (9.71)% $ 24,457
  1996 (13)    10.00    0.09         4.72        (0.09)    --          14.72  48.34     33,621
  RETAIL CLASS
  1996***(15) $15.47   (0.01)       (2.16)       --        --         $13.30 (14.03)%  $ 1,081

------------------------------
INTERNATIONAL EQUITY PORTFOLIO
------------------------------

  INSTITUTIONAL CLASS
  1996***     $11.23    0.03        (0.64)       --        --         $10.62  (5.43)%   $3,379
  1996         10.13    0.19         1.37        (0.23)    (0.23)      11.23  15.66      3,571
  1995 (14)    10.00    0.03         0.10        --        --          10.13   1.30      2,940

                                  RATIO    RATIO OF
                         RATIO    OF NET   EXPENSES
                          OF    INVESTMENT   TO
                       EXPENSES   INCOME   AVERAGE
                          TO        TO       NET
                        AVERAGE  AVERAGE    ASSETS   PORTFOLIO  AVERAGE
                          NET       NET    (EXCLUDING TURNOVER COMMISSION
                        ASSETS    ASSETS   WAIVERS)    RATE      RATE**
=========================================================================
----------------
INCOME PORTFOLIO
----------------

  INSTITUTIONAL CLASS
  1996***                0.68%*    6.10%*     0.68%*    151.90%   --
  1996                   0.73      6.00       0.73      107.33    --
  1995                   0.74      6.15       0.74       73.00    --
  1994 (9)               0.77*     4.90*      0.77*      20.00    --
  RETAIL CLASS
  1996***                0.88%*    5.90%*     1.15%*    151.90%   --
  1996                   1.02      5.54       1.37      107.33    --
  1995                   1.23      5.66      27.63       73.00    --
  1994 (10)              1.72*     3.95*     55.35*      20.00    --

------------------
BALANCED PORTFOLIO
------------------

  INSTITUTIONAL CLASS
  1996***                0.74%*    2.90%*     0.74%*     77.51% $0.0694
  1996                   0.75      3.19       0.75      107.56    --
  1995                   0.77      3.32       0.77       81.00    --
  1994 (9)               0.81*     2.41*      0.81*      37.00    --
  RETAIL CLASS
  1996***                0.94%*    2.73%*     1.30%*     77.51% $0.0694
  1996                   1.09      2.51       1.55      107.56    --
  1995                   1.26      2.83       5.80       81.00    --
  1994 (11)              1.86*     1.36*     15.08*      37.00    --

--------------------------
BLUE CHIP EQUITY PORTFOLIO
--------------------------

  INSTITUTIONAL CLASS
  1996***                0.65%*    1.78%*     0.85%*     17.78% $0.0761
  1996 (12)              0.65*     1.52*      1.38*       0.97    --
  RETAIL CLASS
  1996***(15)            0.65%*    1.66%*     1.46%*     17.78% $0.0761

------------------------
CAPITAL GROWTH PORTFOLIO
------------------------

  INSTITUTIONAL CLASS
  1996***                0.22%*    1.08%*     0.82%*    130.76% $0.0741
  1996                   0.24      1.26       0.84      578.57    --
  1995                   0.74      1.35       0.85      182.00    --
  1994 (9)               0.87*     0.78*      0.87*      41.00    --
  RETAIL CLASS
  1996***                0.22%*    1.09%*     1.38%*    130.76% $0.0741
  1996                   0.50      1.05       1.65      578.57    --
  1995                   1.23      0.86       9.73      182.00    --
  1994 (11)              1.92*    (0.27)*    30.78*      41.00    --

------------------------
SPECIAL EQUITY PORTFOLIO
------------------------

  INSTITUTIONAL CLASS
  1996***                0.86%*   (0.24)%*    0.86%*    385.76% $0.0717
  1996 (13)              0.91*     0.60*      0.91*     286.80    --
  RETAIL CLASS
  1996***(15)            0.87%*   (0.19)%*    1.42%*    385.76% $0.0717

------------------------------
INTERNATIONAL EQUITY PORTFOLIO
------------------------------

  INSTITUTIONAL CLASS
  1996***                1.55%*    0.60%*     1.92%*      8.05% $0.0424
  1996                   1.55      0.15       2.96       37.16    --
  1995 (14)              1.55*     0.97*      5.35*       2.00    --

  *    ANNUALIZED
  **   AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
       DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL
       YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
  ***  FOR THE PERIOD ENDED OCTOBER 31, 1996.
  +    TOTAL RETURN FOR THE RETAIL CLASS DOES NOT INCLUDE THE ONE TIME SALES CHARGE.
  (1)  COMMENCED OPERATIONS ON JUNE 14, 1993.
  (2)  COMMENCED OPERATIONS ON DECEMBER 15, 1995.
  (3)  COMMENCED OPERATIONS ON JULY 28, 1995.
  (4)  COMMENCED OPERATIONS ON MARCH 2, 1994.
  (5)  COMMENCED OPERATIONS ON JULY 21, 1995.
  (6)  COMMENCED OPERATIONS ON MARCH 15, 1994.
  (7)  COMMENCED OPERATIONS ON MARCH 20, 1996.
  (8)  COMMENCED OPERATIONS ON SEPTEMBER 9, 1996.
  (9)  COMMENCED OPERATIONS ON JULY 16, 1993.
  (10) COMMENCED OPERATIONS ON APRIL 12, 1994.
  (11) COMMENCED OPERATIONS ON MARCH 9, 1994.
  (12) COMMENCED OPERATIONS ON APRIL 1, 1996.
  (13) COMMENCED OPERATIONS ON JULY 13, 1995.
  (14) COMMENCED OPERATIONS ON DECEMBER 30, 1994.
  (15) COMMENCED OPERATIONS ON MAY 16, 1996.

    The accompanying notes are an integral part of the financial statements.

                                                                     -----------
                                                                     31

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION

ARK Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust pursuant to a Declaration of Trust dated October 22, 1992, and amended and restated on March 19, 1993.
         The Fund consists of eleven diversified portfolios: U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio, Tax-Free Money Market Portfolio, Short-Term Treasury Portfolio, Income Portfolio, Balanced Portfolio (formerly the Growth and Income Portfolio), Blue Chip Equity Portfolio, Capital Growth Portfolio, Special Equity Portfolio and International Equity Portfolio (individually a "Portfolio" and collectively the "Portfolios"). The Fund may issue an unlimited number of shares of each of its Portfolios.
         Each Portfolio (with the exception of the International Equity Portfolio) offers both Institutional and Retail Class shares. In addition, each money market Portfolio offers Institutional II Class shares. The International Equity Portfolio offers only Institutional Class shares. Institutional Class shares were originally offered with the commencement of each Portfolio's operations. Retail Class shares commenced in April 1994 for the Income Portfolio, in March 1994 for the Tax-Free Money Market Portfolio, Money Market Portfolio, Balanced Portfolio and Capital Growth Portfolio, in December 1995 for the U.S. Treasury Money Market Portfolio, in May 1996 for the Blue Chip Equity Portfolio and Special Equity Portfolio, and in September 1996 for the Short-Term Treasury Portfolio. Retail Class shares have not yet been issued for the U.S. Government Money Market Portfolio. Institutional II Class shares commenced in July 1995 for the U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio and Tax-Free Money Market Portfolio. Each class of shares has equal rights as to earnings, assets and voting privileges, except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Fund.
         The following is a summary of significant accounting policies followed by the Portfolios.
         SECURITY VALUATION - Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt

                                                                  [LOGO OMITTED]
                                                                OCTOBER 31, 1996

obligations with sixty days or less to maturity are valued at their amortized cost.
         When market quotations are not readily available, securities are valued at fair value as determined in good faith under procedures established and approved by the Board of Trustees.
         Investment securities held by the money market Portfolios are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.
         INCOME TAXES - It is the intention of each Portfolio to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is considered necessary.
         The International Equity Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The International Equity Portfolio accrues such taxes when the related income is earned.
         NET ASSET VALUE PER SHARE - The net asset value per share of each class of each Portfolio is calculated each business day. It is computed by dividing the assets of each class of the Portfolio, less the class related liabilities, by the number of outstanding shares of each class of the Portfolio.
         CLASSES - Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
         ORGANIZATIONAL COSTS - All organizational costs associated with the start-up of the Portfolios are being amortized on a straight-line basis over a period of sixty months. If any or all of the shares representing initial capital of a Portfolio are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organization cost balance in the same proportion as the number of shares redeemed bears to the initial shares outstanding immediately preceding the redemption.
         REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by the custodian banks until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
         FOREIGN CURRENCY TRANSLATION - The books and records of the International Equity Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
         The International Equity Portfolio does not isolate that portion of gains and losses on invest-

                                                                    ------------
                                                                    33
ments in securities that is due to changes in market prices of such securities. The International Equity Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations pursuant to the federal income tax regulations. Such amounts are categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.
         The International Equity Portfolio reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses, to the extent realized, are treated as ordinary income or loss for federal income tax purposes.
         FORWARD FOREIGN CURRENCY CONTRACTS - With the exception of the money market Portfolios, the Portfolios may enter into forward foreign currency contracts as hedges against specific transactions or portfolio positions.
         All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Portfolio realizes gains or losses at the time forward contracts are extinguished, except that gains or losses on certain open contracts are required to be recognized for U.S. federal income tax purposes at the close of the Portfolio's taxable year and are generally treated as ordinary income for such purposes.
         The Portfolios enter into forward foreign currency contracts as hedges against portfolio positions. Such contracts, that protect the value of a Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. In addition, if the counterparty to the contract fails to deliver under the terms of the contract, realization of any gains or losses could be delayed or limited.
         DISTRIBUTIONS - Dividends from net investment income are declared daily and paid monthly for each money market Portfolio. The Short-Term Treasury Portfolio and Income Portfolio declare and pay dividends monthly, the Balanced Portfolio and Blue Chip Equity Portfolio declare and pay dividends quarterly, and the Capital Growth Portfolio, Special Equity Portfolio and International Equity Portfolio declare and pay dividends annually from net investment income. Distributions from net capital gains, if any, are declared and paid at least annually by each Portfolio.
         Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises. For the six-months ended October 31, 1996, differences are primarily due to wash sales, which are temporary in nature.

------------
          34

                                                                  [LOGO OMITTED]
                                                                OCTOBER 31, 1996

         OTHER - Security transactions are accounted for on the date the security is purchased or sold (trade date). Net realized capital gains and losses on the sale of investment securities are determined using the identified cost method with the exception of the money market Portfolios, for which original issue discounts and purchase premiums on securities held by the Portfolios are accreted and amortized ratably to maturity using the effective interest method. Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.


3. INVESTMENT ADVISORY AND ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

         Allied Investment Advisors, Inc. is the investment adviser to each of the Portfolios, with the exception of the International Equity Portfolio, which is advised by AIB Investment Managers Limited ("AIB I.M."). Allied Investment Advisors, Inc. and AIB I.M. are affiliates of The First National Bank of Maryland ("First Maryland"). Pursuant to an investment advisory contract on behalf of each Portfolio, Allied Investment Advisors, Inc. and AIB I.M. (in the case of the International Equity Portfolio), are entitled to receive fees for their advisory services at the annual rates shown in the following table based on the average net assets of the Portfolio.

           Portfolio                         Annual Rate
           ---------                         -----------
U.S. Treasury Money Market                      .25%
U.S. Government Money Market                    .25%
Money Market                                    .25%
Tax-Free Money Market                           .25%
Short-Term Treasury                             .35%
Income                                          .50%
Balanced                                        .55%
Blue Chip Equity                                .60%
Capital Growth                                  .60%
Special Equity                                  .60%
International Equity                            .80%

         Allied Investment Advisors, Inc. and AIB I.M. have agreed to waive a portion of their fees or reimburse expenses on certain Portfolios in order to limit total operating expenses of such Portfolios. The waivers are voluntary and may be discontinued at anytime.
         SEI Fund Resources serves as administrator and transfer agent for the Fund under an Administration Agreement and Transfer Agency Agreement. SEI Fund Resources is entitled to receive an annual fee of .13% of each Portfolio's average net assets, paid monthly, for services performed under the agreement. SEI Fund Resources has voluntarily agreed to waive a portion of its administrative fees on certain Portfolios in order to limit total operating expenses of such Portfolios. The waiver is voluntary and may be discontinued at any time. SEI Financial Services Company ("SFS") acts as distributor for the Fund pursuant to a General Distribution Agreement on behalf of each Portfolio.
         First Maryland serves as custodian to each of the Portfolios.


4. DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

The Fund's Board of Trustees has adopted a Distribution Plan on behalf of the Retail Class of each Portfolio and a Distribution and Service Plan on behalf of the Institutional II Class of each money market Portfolio pursuant to Rule 12b-1 under the 1940 Act ("the Plan"). Under the Plan, SFS is entitled to a fee of
 .75% of average daily net assets of the Retail and Institutional II Classes of each Portfolio. However, the Trustees have authorized payment of a fee to SFS of
 .25% of the average daily net assets of the Retail Class of each money market Portfolio; .30% of average daily net assets of the Retail Class of the Income Portfolio, .40% of

                                                                    ------------
                                                                    35

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


average daily net assets of the Retail Class of the Short-Term Treasury Portfolio, Balanced Portfolio, Capital Growth Portfolio and Special Equity Portfolio, and .55% of average daily net assets of the Retail Class of the Blue Chip Equity Portfolio, and .10% of the average daily net assets of the Institutional II Class of each money market Portfolio. SFS has voluntarily agreed to waive a portion of its fee on certain Portfolios in order to limit total operating expenses of such Portfolios. The waiver is voluntary and may be discontinued at any time. In addition, the Board of Trustees has adopted a Shareholder Services Plan on behalf of the Retail Class of the Portfolios to compensate qualified recipients for individual shareholder services and account maintenance. The recipients are paid a service fee at the annual rate of up to
 .25% of average daily net assets of the Retail Class of each Portfolio or such lesser amount as may be approved by the Trustees. Currently, the Trustees have approved a fee for shareholder services of .15% of average daily net assets of the Retail Class of each Portfolio, except the Short-Term Treasury Portfolio and Blue Chip Equity Portfolio, for which the Trustees have approved a fee of .06%.


5. INVESTMENT TRANSACTIONS

The cost of securities purchases and the proceeds from the sale of securities, other than short-term investments and U.S. government securities, during the six-months ended October 31, 1996, were as follows:

                               U.S Government      Other Investment
                                 Securities           Securities
                              ------------------- ------------------
                              Purchases   Sales   Purchases   Sales
                                (000)     (000)     (000)     (000)
                              ---------  -------- --------- --------
Short-Term Treasury Portfolio  $ 27,542  $ 15,936  $    --  $     --
Income Portfolio                218,449   220,999   46,665    43,515
Balanced Portfolio                8,048     5,161   67,117    70,488
Blue Chip Equity Portfolio           --        --   12,184     2,547
Capital Growth Portfolio             --        --   48,781    55,097
Special Equity Portfolio             --        --   95,338   108,211
International Equity Portfolio    2,685       135      340       293

         For federal income tax purposes, the cost of securities owned at October 31, 1996 was not materially different from the amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation at October 31, 1996 for each Portfolio is as follows:

                                                                Net
                                                             Unrealized
                              Appreciated    Depreciated    Appreciation/
                              Securities     Securities    (Depreciation)
                                 (000)         (000)           (000)
                              -----------    -----------   --------------
Short-Term Treasury Portfolio      83              (1)              82
Income Portfolio                2,871            (589)           2,282
Balanced Portfolio              8,683          (1,430)           7,253
Blue Chip Equity Portfolio      1,675            (334)           1,341
Capital Growth Portfolio        4,020            (717)           3,303
Special Equity Portfolio          848          (1,361)            (513)
International Equity Portfolio    375            (216)             159


At April 30, 1996, the Income Portfolio has the following capital loss carryforwards and post October losses:

                  Expires    Expires   Post October 31, 1995
                  4/30/03    4/30/04      Deferred Losses
                   (000)      (000)            (000)
                  -------    -------   ---------------------
Income Portfolio   $230       $784              $48


6. OTHER MATTERS

Certain sales of Retail Class shares of the Income Portfolio are subject to a maximum sales charge of 4.50% of the public offering price. Short-Term Treasury Portfolio, Balanced Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio and Special Equity Portfolio are subject to a maximum sales charge of 4.75% of the public offering price. Effective March 1, 1994, sales loads have been waived for all purchases of Retail Class Shares. The sales load waiver was in effect through the six months ended October 31, 1996.

------------

INVESTMENT ADVISERS
Allied Investment Advisors, Inc.
   Baltimore, Maryland
AIB Investment Managers Limited
   Dublin, Ireland

TRUSTEES
William H. Cowie, Jr.
David D. Downes
Charlotte R. Kerr
George K. Reynolds, III
Thomas Schweizer

ADMINISTRATOR
SEI Fund Resources
   Oaks, Pennsylvania

DISTRIBUTOR
SEI Financial Services Company
   Oaks, Pennsylvania

LEGAL COUNSEL
Piper & Marbury, L.L.P.
   Baltimore, Maryland

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
   Boston, Massachusetts

CUSTODIAN
The First National Bank of Maryland
   Baltimore, Maryland

[LOGO OMITTED]
ARK FUNDS

This material must be preceded or
accompanied by a current prospectus.                               AK1031(96-12)